As filed with the Securities and Exchange Commission on March 1, 2005


                                             Securities Act File No. 333-35832
                                     Investment Company Act File No. 811-09917
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/
                                                                            -
                          Pre-Effective Amendment No.                      / /
                                                                            -
                        Post-Effective Amendment No. 6                     /X/
                                                                            -
                                    and/or
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/
                                                                            -
                                Amendment No. 7                            /X/
                                                                            -
                       (Check Appropriate Box or Boxes)


                       SENTINEL VARIABLE PRODUCTS TRUST
              (Exact Name of Registrant as Specified in Charter)
                              National Life Drive
             Montpelier, Vermont                                  05604
   (Address of Principal Executive Offices)                     (Zip Code)

                                (802) 229-3113
             (Registrant's Telephone Number, including Area Code)

                                   Copy to:

        D. Russell Morgan, Esq.                   John A. MacKinnon, Esq.
    c/o NL Capital Management, Inc.            Sidley Austin Brown & Wood LLP
          National Life Drive                        787 Seventh Avenue
       Montpelier, Vermont 05604                  New York, New York 10019
 (Name and Address of Agent for Service)

                               ----------------


            It is proposed that this filing will become effective (check appropriate box)
                  / /immediately upon filing pursuant to paragraph (b)
                   -
                  / / on May 1, 2005 pursuant to paragraph (b)
                   -
                  /X/ 60 days after filing pursuant to paragraph (a)(1)
                   -
                  / / on May 2, 2005 pursuant to paragraph (a)(1)
                   -
                  / / 75 days after filing pursuant to paragraph (a)(2)
                   -
                  / /on (date) pursuant to paragraph (a)(2) of Rule 485.
                   -
            If appropriate, check the following box:
                  / / this post-effective amendment designates a new effective
                   -
            date for a previously filed post-effective amendment.


                                ---------------

      Title of securities being registered: common shares of beneficial interest, par value $.01 per share.

                       Sentinel Variable Products Trust

                              P R O S P E C T U S


                               Dated May 2, 2005





             Sentinel Variable Products Common Stock Fund
             Sentinel Variable Products Mid Cap Growth Fund
             Sentinel Variable Products Small Company Fund
             Sentinel Variable Products Growth Index Fund
             Sentinel Variable Products Balanced Fund
             Sentinel Variable Products Bond Fund
             Sentinel Variable Products Money Market Fund



      This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

      The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Sentinel Variable Products Trust o National Life Drive o Montpelier, VT 05604

Table of Contents


Key Facts About the Sentinel Variable Products Trust.......................  1
Risk/Return Bar Charts and Tables..........................................
Fees and Expenses..........................................................
Details About the Funds' Investment Objectives,
    Principal Investment Strategies and Related Risks......................
Offer, Purchase and Redemption of Shares...................................
Excessive Trading Policy...................................................
How the Funds are Priced...................................................
Dividends, Capital Gains and Taxes.........................................
Management of the Funds....................................................
Description of Sentinel Variable Products Trust's Shares...................
Financial Highlights.......................................................

Key Facts about the Sentinel Variable Products Trust

What are the main goals and investment strategies of each Fund of the Sentinel Variable Products Trust?

      This prospectus contains information about the seven mutual funds that are series of Sentinel Variable Products Trust.

      In this prospectus, each Sentinel Variable Products Fund is referred to individually as a "Fund" and collectively as the "Funds." NL Capital Management, Inc. ("NL Capital Management") is the investment advisor for each Fund. We cannot guarantee that any Fund will achieve its goals.

A brief description of each Fund follows:

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole, by investing in a diverse group of common stocks of well-established companies, most of which pay regular dividends. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks.


Sentinel Variable Products Mid Cap Growth Fund seeks growth of capital, by focusing its investments on common stocks of midsized growing companies. Income is not a factor in selecting stocks. Under normal circumstances, the Fund invests at least 80% of its assets in the stocks of mid cap companies.

Sentinel Variable Products Small Company Fund seeks growth of capital, by investing mainly in common stocks of small companies that NL Capital Management believes have superior business models, and attractive growth potential and valuations. Income is not a factor in selecting stocks. Under normal circumstances, the Fund invests at least 80% of its assets in the stocks of small companies.


Sentinel Variable Products Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index, by investing in common stocks of the companies comprising the Index in approximately the same weightings as the Index. The Fund invests at least 80% of its total assets in the common stocks of the companies that comprise the S&P 500/BARRA Growth Index.

Sentinel Variable Products Balanced Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value, by investing in both common stocks and bonds. NL Capital Management allocates the Fund's assets among stocks and bonds based on whether it believes stock or bonds offer a better value at the time. Under normal circumstances, the Fund invests at least 25% of its assets in bonds.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk by investing mainly in investment grade bonds. The Fund invests exclusively in fixed-income securities. Under normal circumstances, at least 80% of the Fund's assets will be invested in bonds.

Sentinel Variable Products Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations.

What are the main risks of investing in the Funds?

      Investment in each Fund is subject to certain risks. Some of the risk factors described below affect more than one Fund; others are specific to certain Funds.

      More information on each Fund's risk factors is provided under "Details About the Funds' Investment Objectives, Principal Investment Strategies, and Related Risks". We cannot guarantee that any of the Funds will achieve its goals.

Equity Fund Risks

      The value of all equity funds, including the Common Stock Fund, the Mid Cap Growth Fund, the Small Company Fund, the Growth Index Fund, and the equity portion of the Balanced Fund, may go up or down as the prices of the stocks held by these Funds go up or down. Changes in value may occur because the U.S. stock markets are rising or falling or due to business developments or other factors that affect the value of particular companies. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks could decline generally or underperform other types of investment assets. If the value of the stocks held in these Funds goes down, you may lose money. The stocks of smaller companies, and to a lesser extent the stocks of mid cap companies, may be subject to greater changes in value than stocks of larger, more established companies, because they generally have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, small and mid cap company stocks may trade less frequently and in lower share volumes, which could contribute to wider price fluctuations.

      The equity Funds are also subject to investment style risk, which is the chance that returns from the portion of the stock market on which they focus, for example large capitalization value stocks for the Common Stock Fund, or large capitalization growth stocks for the Growth Index Fund, will trail returns from other asset classes or the overall stock market. Growth stocks and value stocks, and large company stocks and smaller company stocks, tend to go through cycles of doing better, or worse, than the stock market in general. These periods have, in the past, lasted for as long as several years. Growth stocks, and funds that focus on them, also have a tendency to be more volatile than other investments.

      In the case of the Growth Index Fund, there is the risk that the Fund will not track closely the performance of the S&P 500/BARRA Growth Index for a number of reasons, including the Fund's costs of buying and selling securities and the flow of money into and out of the Fund.

      By tracking the composition of the S&P 500/BARRA Growth Index, the Growth Index Fund may from time to time be a non-diversified fund under SEC standards, which means that it may invest more of its assets in securities of a few issuers than if it were a diversified fund. For this reason, developments affecting an individual issuer may have a greater impact on the Fund's performance.

Fixed Income Fund Risks

      The Bond Fund and the bond portion of the Balanced Fund primarily invest in bonds. Bonds are subject to several types of risk. A bond's issuer may default on payments of interest or repayments of principal. The market also may judge that the odds that an issuer of bonds could default in the future have increased. Interest rates available in the market may increase, which would reduce the present value of the fixed payments to be received from outstanding bonds. Any of these factors could cause the value of bonds held by these Funds to fall. If the value of the portfolio investments falls, you could lose money.

            U.S. government bonds are very unlikely to default or to decline in credit quality. However, the value of U.S. government bonds generally will rise if interest rates fall, and fall if interest rates rise. The longer the remaining term of a bond, the more its value will tend to fluctuate as interest rates change. The Bond Fund and the bond portion of the Balanced Fund also invest in mortgage-backed securities, which have varying rates of principal repayments. When interest rates fall, mortgage prepayments generally increase, which may cause mortgage-backed securities to lose value. To the extent these Funds invest in mortgage-backed securities, they also are subject to extension risk. Extension risk is the possibility that when interest rates rise, prepayments occur at a slower than expected rate. In that event, a security that was considered short or intermediate-term at the time of purchase may effectively become a long-term security. Long-term securities generally tend to fluctuate more widely in response to changes in interest rates than shorter-term securities.

      The bonds in which the Bond Fund and the bond portion of the Balanced Fund invest are subject to default risk, or credit quality risk, as well as interest rate risk. Generally, the degree of default risk is reflected in the ratings of the securities. Investment grade rated securities generally are less subject to default risk than lower rated securities. While any corporate security is subject to the risk of default, the lower the rating of a bond the more speculative it is and the more likely it is that the issuer may default or that the security may be downgraded. The Bond Fund and the bond portion of the Balanced Fund will invest primarily in investment grade securities.

Money Market Fund Risks

      Short term instruments issued by banks and other corporate issuers are subject to the risk that the issuer will default on its obligation, in which case the Fund may suffer a loss. Repurchase agreements may also subject the Fund to risk of loss if the other party to the repurchase agreement defaults on its obligation, and the proceeds from the sale of the securities held as collateral turn out to be less than the repurchase price stated in the agreement. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

Risk/Return Bar Chart and Table


The bar charts and tables shown below provide indications of the risks of investing in each Fund. The bar charts show changes in each Fund's performance for each full calendar year since the Fund began operations (August 1, 2003 for the Balanced and Bond Funds and November 30, 2000 for all other Funds). Fees and charges associated with the separate accounts of National Life Insurance Company which purchase shares of the Funds are not reflected in the bar charts and table below and, if reflected, returns would be less than the results shown. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.

Common Stock Fund

                                                 -----------------------------
 45                                              During the four year period
                                                 shown in this bar chart, the
 35                                              highest return for a quarter
                             31.43               for the Common Stock Fund
 25                                              was 18.28% (quarter ended
                                                 June, 2003) and the lowest
 15                                              return for a quarter was
          8.1                           9.65     -16.44% (quarter ended
  5                                              September, 2002).
------------------------------------------       -----------------------------
 -5

-15
                   -17.33
-25
------------------------------------------
          2001      2002      2003      2004






Mid Cap Growth Fund

                                                 -----------------------------
 45                                              During the four year period
                             41.85               shown in this bar chart, the
 35                                              highest return for a quarter
                                                 for the Mid Cap Growth Fund
 25                                              was 31.51% (quarter ended
                                                 December, 2001) and the
 15                                              lowest return for a quarter
                                       12.33     was -33.64% (quarter ended
  5                                              September, 2001).
------------------------------------------       -----------------------------
 -5

-15
         -24.26    -24.09
-25
------------------------------------------
          2001      2002      2003      2004







Small Company Fund

                                                 -----------------------------
 45                                              During the four year period
                             39.44               shown on this bar chart, the
 35                                              highest return for a quarter
                                                 for the Small Company Fund
 25                                              was 20.90% (quarter ended
                                       15.91     December, 2001) and the
 15                                              lowest return for a quarter
          5.35                                   was -15.94% (quarter ended
  5                                              September, 2002).
------------------------------------------       -----------------------------
 -5
                   -13.92
-15

-25
------------------------------------------
          2001      2002      2003      2004

Growth Index Fund

                                                 -----------------------------
 45                                              During the four year period
                                                 shown in this bar chart, the
 35                                              highest return for a quarter
                                                 for the Growth Index Fund
 25                                              was 12.79% (quarter ended
                             23.97               December, 2001) and the
 15                                              lowest return for a quarter
                                        5.35     was -17.55% (quarter ended
  5                                              March, 2001).
------------------------------------------       -----------------------------
 -5
         -13.44
-15
                   -24.04
-25
------------------------------------------
          2001      2002      2003      2004




Balanced Fund
                                                 -----------------------------
 45                                              During the one year period
                                                 shown in this bar chart, the
 35                                              highest return for a quarter
                                                 for the Balanced Fund was
 25                                              10.54% (quarter ended
                                                 December, 2003) and the
 15                                              lowest return for a quarter
          7.44                                   was 0.26% (quarter ended
  5                                              September, 2004).
------------------------------------------       -----------------------------
 -5

-15

-25
------------------------------------------
          2004




Bond Fund
                                                 -----------------------------
 45                                              During the one year period
                                                 shown in this bar chart, the
 35                                              highest return for a quarter
                                                 for the Bond Fund was 3.00%
 25                                              (quarter ended September,
                                                 2004) and the lowest return
 15                                              for a quarter was -1.62%
          4.75                                   (quarter ended June, 2004).
  5
------------------------------------------       -----------------------------
 -5

-15

-25
------------------------------------------
          2004

Money Market Fund
                                                 -----------------------------
45                                               During the four year period
                                                 shown in this bar chart, the
35                                               highest return for a quarter
                                                 for the Money Market Fund
25                                               was 1.35% (quarter ended
                                                 March, 2001) and the lowest
15                                               return for a quarter was
         3.70      1.32      0.75      0.96      0.15% (quarter ended March
 5                                               2004).
-----------------------------------------        -----------------------------
-5

15

25
-----------------------------------------
         2001      2002      2003      2004

Average Annual Total Return Tables



The tables below compare for the periods shown the average annual return of an appropriate broad-based securities market index with the average annual return of each Fund. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.




----------------------------------------------------------------------------
                                                  Past     Since Inception
For the periods ended December 31, 2004         One Year
----------------------------------------------------------------------------
Common Stock Fund                                9.65%        3.47(1)%
----------------------------------------------------------------------------
S&P 500 Index                                    10.87%       -0.39(1)%
----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------
Mid Cap Growth Fund                              12.33%       -1.79(1)%
----------------------------------------------------------------------------
S&P 500 Index                                    10.87%       -0.39(1)%
----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------
Small Company Fund                               15.91%       11.75(1)%
----------------------------------------------------------------------------
Russell 2000 Index                               18.33%       11.18(1)%
----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------
Growth Index Fund                                5.35%        -4.95(1)%
----------------------------------------------------------------------------
S&P 500/BARRA Growth Index                       6.14%        -3.87(1)%
----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------
Bond Fund                                         4.75%        7.22(2)
----------------------------------------------------------------------------
Lehman Aggregate Bond Index                       4.34%        5.67(2)
----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------
Balanced Fund                                     7.44%       16.14(2)
----------------------------------------------------------------------------
S&P 500 Index                                    10.87%       17.29(2)

----------------------------------------------------------------------------
Lehman Aggregate Bond Index                       4.34%        5.67%
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Money Market Fund                                0.96%        1.77%(1)
----------------------------------------------------------------------------
Lipper Money Market Funds                        0.60%        1.47%(1)
----------------------------------------------------------------------------

(1) From inception on November 30, 2000.
(2) From inception on August 1, 2003.

Fees and Expenses

The tables below describe the fees and expenses that you pay if you buy and hold shares of the Funds:

Shareholder Fees (fees paid directly from your investment)(a):

   Maximum Sales Charge (Load) Imposed on Purchases.. None
   Maximum Deferred Sales Charge (Load).............. None
   Maximum Sales Charge (Load) Imposed
   on Reinvested Dividends........................... None
   Redemption Fees................................... None
   Exchange Fees..................................... None

Annual Fund Operating Expenses(b)(c)
(as a percentage of average net assets)



                   Common   Mid Cap   Small    Growth                    Money
                    Stock    Growth  Company   Index   Balanced  Bond   Market
Management Fees     0.42%    0.48%    0.43%    0.30%    0.55%    0.40%   0.25%
Other Expenses:
  Accounting and
   Administrative
Costs             0.12%     0.13%    0.12%    0.31%    0.14%    0.14%   0.13%
  Other           0.13%     0.19%    0.17%    1.54%    0.19%    0.17%   0.16%
                  -------------------------------------------------------------
Total Other
Expenses            0.25%    0.32%    0.29%    1.85%    0.33%    0.31%   0.29%
                  -------------------------------------------------------------
Total Annual Fund
  Operating
Expenses (b)        0.67%    0.80%    0.72%    2.15%    0.88%    0.71%   0.54%
                  =============================================================




      (a) The shareholder fees listed are not applicable for insurance product funds.

      (b) The above fees and expenses do not include fees and expenses charged or incurred by the separate accounts of National Life Insurance Company which purchase shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by National Life Insurance Company. If such fees and expenses were included, the overall expenses shown above would be higher. For information on these fees and expenses, please refer to the prospectus for the variable life insurance policy or variable annuity contract in which you are interested.

      (c) Current Expense Ratios. The above expense ratios do not reflect waivers or reimbursements of expenses by NL Capital Management. Currently, NL Capital Management voluntarily waives or reimburses expenses of the Funds shown below to the extent necessary to cap expense ratios at the amounts shown below.


                    Common Stock.....................0.66%
                    Mid Cap Growth...................0.82%
                    Small Company....................0.74%
                    Growth Index ....................0.60%
                    Balanced.........................0.79%
                    Bond.............................0.67%
                    Money Market.....................0.40%

      These waiver and reimbursement arrangements may be changed or terminated at any time after December 31, 2005. Except for the Balanced and Bond Funds, for which the above caps refer to expense ratios before expense offsets, the Funds' expense caps are applied after expense offsets, which may have the effect that reported expense ratios, which are before expense offsets, are slightly higher than the caps shown above.


Examples:

      These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

      Fees and charges associated with the separate accounts of National Life Insurance Company which purchase shares of the Funds are not reflected in the examples below and, if reflected, the overall expenses would be higher.

      These examples assume that you invest $10,000 in each Fund for the time periods indicated, that the Fund's operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return.

      Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.

Note that the amounts shown do not reflect any of the waivers or reimbursements that limit expense ratios to the levels shown in footnote (c) above.



                  Fund             1 year  3 years 5 years 10 years
                  --------------------------------------------------
                  Common Stock     $68     $214    $373    $835
                  Mid Cap Growth   82      255     444     990
                  Small Company    74      230     401     894
                  Growth Index     218     673     1,154   2,483
                  Balanced         90      281     488     1,084
                  Bond             73      227     395     883
                  Money Market     55      173     302     677




Details About the Funds' Investment Objectives,
Principal Investment Strategies, and Related Risks

Each Fund has distinct investment objectives and policies. Investment objectives are fundamental policies of each Fund that may only be changed by a majority vote of the outstanding shares of that Fund. We cannot guarantee that these objectives will be achieved.

Each Fund's investment objectives and policies are described in this section. A general discussion of the Funds' investment policies and associated risks follows.


The Common Stock Fund invests in
common stocks of well-established companies

The Common Stock Fund seeks a combination of growth of capital, current income, growth of income, and relatively low risk as compared with the stock market as a whole. It seeks this goal by investing mainly in a diverse group of common stocks of well-established companies, most of which pay regular dividends. NL Capital Management tries to select stocks of leading companies that are financially strong and are selling at attractive prices in relation to their values. When appropriate, the Fund also may invest in preferred stocks or debentures convertible into common stocks. Under normal circumstances, at least 80% of the Fund's assets are invested in common stocks. Up to 25% of the Fund's assets may be invested in securities within a single industry.


The Mid Cap Growth Fund invests in
stocks of midsized companies

The Mid Cap Growth Fund seeks growth of capital by focusing its investments on common stocks of midsized growing companies. NL Capital Management tries to invest in companies with favorable growth potential with attractive pricing in relation to this growth potential, and experienced and capable managements. The Fund normally seeks to invest in companies that, on average, have earnings growth rates which are higher than its benchmarks, have price/earnings ratios lower than its benchmarks, and have returns on equity above those of its benchmarks. The Fund will invest at least 80% of its assets in stocks whose market capitalizations are, at the time of purchase, within the range from the stock with the lowest capitalization which is included in the Standard & Poor's MidCap 400 Index or the Russell Midcap Index, up to and including 1.2 times the market capitalization of the largest company included in either of these indices. As of April 1, 2005 companies included in either the Standard & Poor's 400 Midcap Index or the Russell Midcap Index had market capitalizations between $ million and $ billion. Income is not a factor in selecting investments.

      The Fund uses as its benchmarks the Russell Midcap Growth Index and the Standard & Poor's 400 Midcap Barra Growth Index. These indices consist of the higher growth portions of the Russell Midcap Index and the Standard & Poor's 400 Midcap Index, respectively.

      NL Capital Management emphasizes stocks it believes to have superior potential for growth, rather than wide diversification. The Fund may invest up to 25% of its assets in stocks of companies within a single industry. The Fund is actively managed. It is likely that the Fund's turnover rate may exceed 100% annually. In 2004 portfolio turnover was 109%. High turnover would cause the Fund to incur higher trading costs, including more brokerage commissions. It may also cause the Fund to recognize capital gains and capital losses for tax purposes earlier than it would if its turnover rate was lower.



The Small Company Fund  invests in
stocks of small companies


The Small Company Fund seeks growth of capital, by investing mainly in common stocks of small companies that NL Capital Management believes have superior business models, attractive growth potential and are attractively valued. Income is not a factor in selecting stocks. The Fund invests at least 80% of its assets in stocks of small companies. The Fund considers small companies to be companies with market capitalizations of less than $3 billion. The weighted median market capitalization of the Fund's holdings at March 31, 2005 was $ billion. Market capitalization is the total value of all the outstanding shares of common stock of a company. Up to 25% of the Fund's assets may be invested in securities within a single industry.


      The Small Company Fund's policy is to avoid short-term trading. However, the Fund may sell a security without regard to its holding period if NL Capital Management believes it is in the Fund's best interest to do so. The Fund's turnover rate is not expected to exceed 100% annually. The Fund is intended for long-term investors willing to accept more risk in order to seek above-average gains.


The Growth Index Fund invests in
stocks comprising the S&P 500/BARRA Growth Index

The Growth Index Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/BARRA Growth Index. The S&P 500/BARRA Growth Index includes those stocks of the S&P 500 Index with higher than average price to book value ratios. The S&P 500 is an unmanaged index and typically includes companies that are the largest and most dominant in their industries. There can be no assurance that the Fund will achieve its objective.

      The Fund will invest at all times at least 80% of its total assets in the common stocks of the companies that comprise the S&P 500/BARRA Growth Index. It normally intends to invest substantially all its total assets in these common stocks, in approximately the same weightings as the S&P 500/BARRA Growth Index. The Fund also may hold up to 20% of its assets in money market instruments and stock index options and futures. Futures and options are considered "derivatives" because they "derive" their value from a traditional security (like a stock or bond) or index. The Fund intends to buy index options or futures, if at all, only in anticipation of buying stocks.

      The Growth Index Fund is not "actively managed," which would involve the investment advisor buying and selling securities based on research and analysis. Rather, the Growth Index Fund tries to match, as closely as possible, before expenses, the performance of its target index, the S&P 500/BARRA Growth Index. It does this by holding, under normal circumstances, all of the common stocks included in the target index, in approximately the same weightings as in the index.

      The Growth Index Fund by itself is not a balanced investment program. The Growth Index Fund will generally hold exclusively the stocks of companies among the 500 largest U.S. publicly owned corporations. Of these stocks, the stocks included in the S&P 500/BARRA Growth Index have been valued in the stock market at levels which indicate that the market expects their issuers to have better than average prospects for growth of revenue and earnings. These stocks are sometimes referred to as "large capitalization growth stocks." The Growth Index Fund will not invest in other types of stocks, including the stocks of small companies, or so-called "value stocks," from which the market does not expect as much growth in revenue and earnings, but which can be purchased at lower valuations. Diversifying your investments beyond "large capitalization growth stocks" may lower the volatility of your overall investment portfolio, and could improve your long-term investment return.

      It is anticipated that the Growth Index Fund will have relatively low portfolio turnover. However, it may have to sell securities from time to time to meet redemption requests, and adjustments will be made in the portfolio from time to time because of changes in the composition of the S&P 500/BARRA Growth Index.

The Balanced Fund invests in a combination of stocks and bonds


The Balanced Fund seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value. It seeks this goal by investing in common stocks similar to those in the Common Stock Fund and in investment grade bonds similar to those in the Bond Fund, with at least 25% of its assets in bonds. When determining this percentage, convertible bonds and/or preferred stocks are considered common stocks, unless these securities are held primarily for income. Up to 25% of the Fund's assets may be invested in securities within a single industry.

      NL Capital Management will divide the Fund's assets among stocks and bonds based on whether it believes stocks or bonds offer a better value at the time. More bonds normally enhance price stability, and more stocks usually enhance growth potential.

The Bond Fund invests in investment grade bonds

The Bond Fund seeks high current income while seeking to control risk by investing mainly in investment grade bonds. The Fund will invest exclusively in fixed-income securities, and to a limited extent in related derivatives, as discussed below under "Information Relevant to All Funds - Derivatives". At least 80% of the Fund's assets will normally be invested in the following types of bonds:

1. Corporate bonds which at the time of purchase are rated within the four highest rating categories of Moody's, Standard & Poor's or any other nationally recognized statistical rating organization;
2. Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities;
3. Debt securities (payable in U.S. dollars) issued or guaranteed by Canadian governmental entities; and
4. Debt obligations of domestic banks or bank holding companies, even though not rated by Moody's or Standard & Poor's, that NL Capital Management believes have investment qualities comparable to investment grade corporate securities.

      The Fund may also invest in other fixed income securities, such as straight or convertible debt securities and straight or convertible preferred stocks.

      The Fund will invest no more than 20% of its total assets in lower quality bonds, sometimes called "junk bonds." These bonds, because of the greater possibility that the issuers will default, are not investment grade - that is, they are rated below BBB by Standard & Poor's or below Baa by Moody's, or are unrated but considered by NL Capital Management to be of comparable credit quality. The risks inherent in these lower rated bonds are discussed below under "Information Relevant to the Fixed Income Funds - Risks of Lower Quality Bonds".

      The Bond Fund may not invest more than 25% of its total assets in any one industry, except for U.S. government securities. In applying this limitation, NL Capital Management classifies utility companies according to their services, and financial services companies according to the end users of their services. For example, natural gas, electric, and telephone will each be considered a separate industry, as will auto finance, bank finance, and diversified finance.


The Money Market Fund invests primarily in high quality money market instruments

The Money Market Fund seeks as high a level of current income as is consistent with stable principal values and liquidity by investing exclusively in dollar-denominated money market instruments, including U.S. government securities, bank obligations, repurchase agreements, commercial paper, and other corporate debt obligations. All such investments will have remaining maturities of 397 days or less. The Fund may also invest up to 10% of its total assets in shares of institutional money market funds which invest primarily in securities in which the Fund could invest directly. The Fund may earn less income than funds owning longer term securities or lower quality securities that have less liquidity, greater market risk and greater market value fluctuations.

      The Fund seeks to maintain a net asset value of $1.00 per share, by using the amortized cost method of valuing its securities. The Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less.

General Information Relevant to the Investment Practices of the Funds, and Associated Risks

We cannot guarantee that any Fund's investment objective will be achieved.

You can find additional information about the securities and investment techniques used by the Funds in the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling 1-800-732-8939, or by writing to Sentinel Variable Products Trust at National Life Drive, Montpelier, VT 05604.

Information Relevant to the Equity Funds

Stock Market and Selection Risk. The Common Stock, Mid Cap Growth and Small Company Funds and the equity portion of the Balanced Fund are subject to stock market and selection risk. The Growth Index Fund is subject to stock market risk. Stock market risk is the risk that the stock market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that that the investments that NL Capital Management selects will underperform the stock market or other funds with similar investment objectives and investment strategies.

Risks of Stocks of Smaller Companies. The stocks of smaller companies typically involve more risk than the stocks of larger companies. These smaller companies may have more limited financial resources, narrower product lines, and may have less seasoned managers. In addition, these stocks may trade less frequently and in lower share volumes, making them subject to wider price fluctuations.

Risks of Growth Stocks. Prices of growth stocks tend to be higher in relation to their companies' earnings, and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile.

Investment Style Risk. The Common Stock Fund has a focus on "large capitalization value stocks", although it may also invest in growth stocks. The Mid Cap Growth Fund focuses on "mid capitalization growth stocks", while the Small Company Fund focuses on the stocks of smaller companies. The Growth Index Fund focuses on "large capitalization growth stocks." Changes in investment style may cause any of these groups to underperform the stock market in general, or other asset classes.

Tracking Error Risk. There are several reasons why the Growth Index Fund's performance may not match the S&P 500/BARRA Growth Index. First, the Fund incurs administrative expenses and transaction costs in trading stocks. Second, the composition of the S&P 500/BARRA Growth Index and the stocks held in the Fund may diverge, due to cash flows into or out of the Fund and changes in the composition of the index. Third, the timing and magnitude of cash flows into and out of the Fund may result in temporarily uninvested cash, or may lead to weightings of stocks held by the Fund which are not precisely the same as in the S&P 500/BARRA Growth Index.

Non-Diversification. The Growth Index Fund may from time to time be a non-diversified fund under SEC standards. If the Fund invests more of its assets in securities of a few issuers than it would if it always was a diversified fund, the Fund's risk is increased because developments affecting an individual issuer may have a greater impact on the Fund's performance.


Information Regarding the S&P 500/BARRA Growth Index

The Growth Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Growth Index Fund particularly or the ability of the S&P 500/BARRA Growth Index to track general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and the S&P 500/BARRA Growth Index, which is determined, composed, and calculated without regard to the Growth Index Fund. S&P has no obligation to take the needs of the Trust or the owners of the Growth Index Fund into consideration in determining, composing or calculating the S&P 500/BARRA Growth Index. S&P is not responsible for and has not participated in the determination of the prices at which the Growth Index Fund shares are sold, the timing of the offering of Growth Index Fund shares, or the determination of the prices at which Growth Index Fund shares may be redeemed. S&P has no obligation or liability in connection with the administration or marketing of the Growth Index Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE GROWTH INDEX FUND, OWNERS OF THE GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500/BARRA GROWTH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Information Relevant to the Fixed-Income Funds

      The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the shares of Funds holding bonds will fluctuate with conditions in the bond markets. Bonds with longer maturities and longer durations (a measure of a bond's sensitivity to changes in interest rates) generally have higher yields and are subject to greater price fluctuation due to interest rate changes than bonds with shorter maturities or shorter durations.

      The Bond Fund and the bond portion of the Balanced Fund may invest without limitation in bonds in the fourth highest rating category of Moody's and Standard & Poor's. While considered investment-grade, these bonds may have more speculative characteristics and may be more likely to be downgraded than bonds rated in the three highest rating categories. If a bond is downgraded below investment-grade, NL Capital Management will determine whether selling it is in the shareholders' best interests. To arrive at this decision, NL Capital Management will consider, among other things, the market price, credit risk, and general market conditions.

Lower quality
bonds are more
risky than highly rated bonds

Risks of Lower Quality Bonds. The Bond Fund and the bond portion of the Balanced Fund may invest up to 20% of total assets in lower rated bonds. Because of the increased risk of default, these bonds generally have higher nominal or effective interest rates than higher quality bonds. The Funds may purchase bonds in the lowest rating categories (D for S&P and C for Moody's) and comparable unrated securities. However, the

Funds will only purchase securities rated lower than B- by S&P or B3 or lower by Moody's if NL Capital Management believes the quality of the bonds is higher than indicated by the rating.

      Lower quality bonds may pay interest at fixed, floating or adjustable rates. The value of floating or adjustable rate bonds is less likely to be adversely affected by interest rate changes than fixed rate bonds. However, if interest rates fall, the Funds may earn less income if they hold floating or adjustable rate bonds.
Lower rated bonds are more speculative and likely to default than higher quality bonds.

      Lower rated bond values also tend to fluctuate more widely in value, for several reasons. An economic downturn may have a greater impact on the ability of issuers with less financial strength to make their bond payments. These bonds may not be traded as actively. Their prices may respond more adversely to negative publicity and investor perceptions. If trading in lower rated bonds becomes less active, the Funds may have more difficulty in valuing these bonds. Success in investing in junk bonds depends heavily on NL Capital Management's credit analysis. Lower rated bonds are also more sensitive than other debt securities to adverse business developments affecting specific issuers. The risk of loss due to default by the issuer of a lower quality bond may be significantly greater than the risk for higher rated bonds because lower quality bonds are more likely to be unsecured and may be subordinated to other creditors. If a bond defaults, the Funds may incur additional expenses in seeking a recovery or participating in a restructuring. Lower quality bonds also may have call features that permit the issuer to repurchase the securities from the Funds before their maturity. If a call is exercised during a period of declining interest rates, the affected Fund would probably have to replace the called bonds with lower yielding bonds, and the Fund's investment income would go down.

Mortgage-Backed Securities. The Bond Fund and the bond portion of the Balanced Fund may make unlimited investments in mortgage-backed securities, including pass-through certificates guaranteed by the Government National Mortgage Association. Each GNMA certificate is backed by a pool of mortgage loans insured by the Federal Housing Administration and/or the Veterans Administration, and provides for the payment of fixed monthly installments of principal and interest. Timely repayment of principal and payment of interest is guaranteed by the full faith and credit of the U.S. government. The Funds may invest in mortgage-backed securities guaranteed by the Federal National Mortgage Association and by the Federal Home Loan Mortgage Corporation. In all of these mortgage-backed securities, the actual maturity of and realized yield will vary based on the prepayment experience of the underlying pool of mortgages. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States.

      While the original maximum life of a mortgage-backed security can vary from 10 to 30 years, its average life is likely to be substantially less than the original maturity of the underlying mortgages, because the mortgages in these pools may be prepaid, refinanced, curtailed, or foreclosed. Prepayments are passed through to the mortgage-backed securityholder along with regularly scheduled repayments of principal and payments of interest. If prevailing interest rates are below the rates on the mortgages, the mortgage borrowers are more likely to refinance their mortgages than if interest rates are at or above the interest rates on the mortgages. Faster prepayments will reduce the potential of the mortgage-backed securities to rise in value during periods of falling interest rates, while the risk of falling value during periods of rising interest rates may be comparable to other bonds of similar maturities. In addition, when interest rates fall and mortgage prepayments generally increase, mortgage-backed securities may lose value, particularly if they were purchased at a premium to par. Also, to the extent these Funds invest in mortgage-backed securities, they also are subject to extension risk. Extension risk is the possibility that when interest rates rise, prepayments occur at a slower than expected rate.

Zero Coupon and Similar Bonds. The Bond Fund and the bond portion of the Balanced Fund also may invest in bonds that do not pay interest, but instead are issued at a significant discount to their maturity values (referred to as zero coupon securities), that pay interest in additional securities instead of cash (referred to as pay-in-kind securities) or that pay interest at predetermined rates that increase over time (referred to as step coupon bonds). Even though the Funds may not get cash interest payments on these bonds, under existing tax law the Funds nevertheless must accrue and distribute the income deemed to be earned on a current basis. This may cause a Fund to have to sell other investments to raise the cash needed to make its required income distributions.

Restricted and Illiquid Securities. The Bond Fund and the bond portion of the Balanced Fund may purchase certain restricted bonds, often called Rule 144A bonds, for which trading is limited to qualified institutional buyers. NL Capital Management may determine that Rule 144A bonds are liquid securities under guidelines approved by the Funds' Board of Trustees, and these Rule 144A bonds will not be subject to the prohibition on illiquid securities. These liquid Rule 144A Securities may become illiquid if qualified institutional buyers are unavailable.

The Funds will not be able to readily resell illiquid securities and resale of some of these securities may be restricted by law or contractual provisions. The inability to sell these securities at the most opportune time may cause the net asset value of a Fund to go down.


Information Relevant to the Money Market Fund

      The Money Market Fund faces very little interest rate risk, or the risk that the value of the Fund's investments will decline due to increases in interest rates, because the time until these investments mature is relatively short. The Money Market Fund does face the risk that an issuer of a money market instrument in which it invests will default in the repayment of the instrument, and if this occurs the Fund will incur a loss. The Fund seeks to control this risk by investing only in high quality instruments issued by banks or corporations believed to be highly creditworthy by NL Capital Management.

Information Relevant to All Funds

Repurchase Agreements. All of the Funds may invest in repurchase agreements, provided the counterparty maintains the value of the underlying securities at a value not less than 102% of the repurchase price stated in the agreement. Under a repurchase agreement, a Fund purchases bonds and simultaneously agrees to resell these bonds to a counterparty at a prearranged time and specific price. If the counterparty defaults on its repurchase obligation, the Fund would have the bonds and be able to sell them to another party, but it could suffer a loss if the proceeds from a sale of the bonds turns out to be less than the repurchase price stated in the agreement. If the counterparty becomes insolvent or goes bankrupt, a Fund may be delayed in being able to sell bonds that were subject to the repurchase agreement. For more information about repurchase agreements, please refer to the Statement of Additional Information.

Derivatives. The Funds (other than the Money Market Fund) may use derivative instruments for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Common Stock, Mid Cap Growth, Small Company, Growth Index and Balanced Funds may purchase and sell: exchange traded and over-the-counter put and call options on equity securities and indices of equity securities, futures contracts on indices of equity securities, and other securities such as exchange-traded funds, which replicate the performance of specific "baskets" of stocks. The Bond Fund and the bond portion of the Balanced Fund may: purchase and sell exchange-traded and over-the-counter put and call options on fixed income securities and indices of fixed income securities, and enter into interest rate swaps, total return swaps on fixed income indices and default swaps. If a Fund invests in derivative instruments, the Fund will be subject to the following risks:

o credit risk, or the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Fund,

o in the case of hedging uses, the future or option will not fully offset the underlying positions,

o liquidity risk, or the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market, and

o in the case of hedging uses, the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

      The sum of the initial margin plus premiums paid for establishing derivative positions may not exceed 5% of the total assets of any Fund, except that the Growth Index Fund may hold up to 20% of its total assets in derivative instruments. The Funds are not required to use hedging and may choose not to do so.

Dollar Rolls. The Balanced and Bond Funds may also enter into "dollar rolls". In a dollar roll, a Fund sells mortgage-backed or U.S. Treasury securities for delivery in the current month, and simultaneously contracts to buy back securities of the same type, coupon and maturity on a predetermined future date. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed or U.S. Treasury securities. In return, a Fund receives the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop"), and interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll in which the proceeds of a dollar roll are held in a separate account and invested only in high grade money market instruments. The Funds may only invest in covered rolls. The use of dollar rolls tends to increase the portfolio turnover of the Funds, and increases portfolio income.

Temporary Defensive Positions. Each of the Funds may be less than fully invested in securities called for by its principal investment strategies at any time. If NL Capital Management feels that it is necessary under adverse market conditions to take a temporary defensive position, these Funds may depart significantly or completely from their principal investment strategies. The use of temporary defensive positions could prevent the Funds from achieving their investment objectives.

Offer, Purchase and Redemption of Shares

      Shares of the Funds are not available directly to the public. Currently, shares of the Funds are sold, without sales charge, at each Fund's net asset value per share, only to variable life insurance and variable annuity separate accounts of National Life Insurance Company. In the future, the Funds may offer shares of one or more of the Funds (including new Funds that might be added to Sentinel Variable Products Trust) to other separate accounts of National Life, to support variable life insurance policies or variable annuity contracts, or shares may be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.

      Shares of the Funds are sold in a continuous offering and are authorized to be offered to National Life Insurance Company separate accounts to support variable life insurance contracts and variable annuity contracts. Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount. A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales charges or redemption charges.

      On each day that a Fund's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day. A separate account purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.

      Please refer to the separate prospectus for each separate account and its related contract for a more detailed description of the procedures under which a contract owner or payee may allocate his or her interest in a separate account to a subaccount using the shares of one of the Funds as an underlying investment medium.



Excessive Trading Policy


      Excessive trading, or market timing, by shareholders of any mutual fund
- in particular non-money market funds - may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may dilute the value of the holdings of other shareholders. Excessive trading may cause a fund to retain more cash than the fund's portfolio manager would normally retain in order to meet unanticipated redemptions or may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemption or exchange requests. Accordingly, the Trust has adopted policies and procedures that are designed to deter such trading. These policies and procedures have been reviewed and approved by the Board of Trustees of the Trust. Under the excessive trading policy, a Fund will reject any purchase order or exchange request if the Fund has determined that a policyholder has a history of excessive trading (generally six or more in-and-out transactions in a Fund other than the Money Market Fund within a rolling twelve-month period), or that a policyholder's trading, in the judgment of the Fund, has been or may be disruptive to a Fund. In making this judgment, a Fund may consider trading done in multiple policies under common ownership or control. The Trust currently does not impose redemption or exchange fees, however. This policy does not apply to transactions attributable to systematic exchanges or dollar cost averaging. The policy applies to all policyholders. However, the Trust makes no representation that all exchange requests in violation of the policy can or will be rejected.




How the Funds Are Priced

      Net asset value for each Fund is calculated at 4:00 p.m., Eastern Time, on each business day on which the New York Stock Exchange is open, and becomes effective immediately upon its determination. The net asset value per share is computed by dividing the total value of the assets of each Fund, less its liabilities, by the total number of each Fund's outstanding shares. The Funds' investments are valued as shown below:

o Equity securities are valued at the latest transaction prices on the principal stock exchanges on which they are traded.

o Unlisted and listed securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices.

o Fixed-income securities are valued daily on the basis of valuations furnished by an independent pricing service.

o Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

o Exchange-traded options are valued at the last sale price unless there is no timely sale price, in which event an average of current bids and offers provided by market makers are used.

      The Money Market Fund's assets are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

      If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the Funds' determination of net asset value, the Funds' Board of Trustees may value those securities at their fair value. The Board of Trustees has delegated this responsibility to Sentinel Administrative Service Corporation, which provides fund accounting services to the Funds, subject to its review and supervision.

Dividends, Capital Gains and Taxes

     Each Fund intends to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. As long as it so qualifies, a Fund will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Fund intends to distribute substantially all of such income, once per year in December, except for the Money Market Fund, which will declare daily dividends.

      Shares of the Funds are offered only to separate accounts of National Life Insurance Company. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable life insurance or variable annuity contracts. Accordingly, no gain or loss should be recognized on ordinary income or capital gain distributions to the National Life Insurance company separate accounts or upon the sale or redemption of shares of the Funds held by such accounts. Please refer to the appropriate tax disclosure in the prospectus for a separate account and its related contract for more information on the taxation of life insurance companies, separate accounts, and the tax treatment of variable life insurance and variable annuity contracts and the holders thereof.

Management of the Funds

      NL Capital Management, Inc. manages the Funds' investments and their business operations under the overall supervision of the Board of Trustees of Sentinel Variable Products Trust. NL Capital Management has the responsibility for making all investment decisions for the Funds. NL Capital Management is a wholly owned subsidiary of National Life Insurance Company. Its principal business address is National Life Drive, Montpelier, Vermont 05604.


      The Funds' investment advisory contracts call for the Funds to pay NL Capital Management fees, which for the fiscal year ended December 31, 2004, were equal to the following percentages of the Funds' average daily net assets:

Common Stock Fund          0.42%
Mid Cap Growth Fund        0.48%
Small Company Fund         0.43%
Growth Index Fund          0.30%
Balanced Fund              0.55%

Bond Fund                  0.40%
Money Market Fund          0.25%

      NL Capital Management currently waives all or a portion of its advisory fees for each Fund. The effective advisory fee rates (as a percentage of each Fund's average daily net assets) that these Funds paid in the fiscal period ending December 31, 2004, after taking these waivers into account, are as follows:

Common Stock Fund          0.42%
Mid Cap Growth Fund        0.48%
Small Company Fund         0.43%
Growth Index Fund          0.00%
Balanced Fund              0.48%
Bond Fund                  0.38%
Money Market Fund          0.12%


Portfolio Managers


      NL Capital Management employs a team approach in managing the Funds. The management teams are comprised of a lead portfolio manager, other portfolio managers and research analysts. Each team includes members with one or more areas of expertise and members share the responsibility for providing ideas, information and knowledge in managing the Funds. Christian W. Thwaites, the President and Chief Executive Officer of NL Capital Management, Inc., is also Executive Vice President of National Life Insurance Company. Mr. Thwaites joined National Life in 2005, following the retirement of Rodney A. Buck after 32 years with NL Capital Management and National Life. Prior to joining National Life, Mr. Thwaites was Chief Executive Officer of Skandia Global Markets in Shelton, Connecticut from 1996 to 2004. There are four investment management teams: an Equity Value Team, headed by Daniel J. Manion, Senior Vice President of NL Capital Management; a Growth Team, headed by Robert L. Lee, Senior Vice President of NL Capital Management; a Small Company Team, headed by Charles C. Schwartz, Senior Vice President of NL Capital Management; and a Fixed Income Team, co-headed by David M. Brownlee and Thomas H. Brownell, both, Senior Vice Presidents of NL Capital Management.

      Each of Messrs. Brownell, Lee, Manion, Schwartz and Brownlee is a Chartered Financial Analyst. Mr. Brownell has been associated with NL Capital Management and National Life since 1992, and is currently also Senior Vice President and Chief Investment Officer of National Life; Mr. Lee and Mr. Brownlee have each been associated with NL Capital Management since 1993; Mr. Manion joined NL Capital Management in 1993; and Mr. Schwartz joined NL Capital Management in 1996.

   The Common Stock Fund is managed by the Equity Value Team, led by Mr. Manion. Mr. Manion joined NLCM in 1993. He has been a co-manager of the Common Stock Fund since the Fund began operations in 2000, and a member of the team managing the Balanced Fund since its inception. He took over as lead manager of the Common Stock Fund and the equity portion of the Balanced Fund in 2004. Mr. Manion is also the Director of Equity Research for NL Capital Management. He has a total of 17 years of experience as an investment professional, and holds the Chartered Financial Analyst designation. Mr. Lee has been the portfolio manager for the Mid Cap Growth Fund since the Fund began operations in 2000. The Growth Index Fund has been managed by Peter W. Lert, Ph.D since 2005. Mr. Lert has been a Vice President of NL Capital Management since 2004. Prior to joining NL Capital Management, he was an investment professional with State Street Global Advisors from 2002 to 2003, and with Fidelity Investments from 1992 to 2002. Mr. Lert holds the Chartered Financial Analyst designation. The Small Company Fund is managed by Mr. Schwartz. He has been with NL Capital Management since 1996 and has been a key member of the Small Company Team since its inception. He took over the portfolio manager role for the Small Company

Fund in 2004. He has a total of 13 years of experience as an investment professional, and holds the Chartered Financial Analyst designation.

   The Balanced Fund is managed by a team led by Mr. Manion with respect to the equity portion, and by Mr. Brownlee with respect to the fixed income portion. Messrs. Manion and Brownlee have led their teams managing the Balanced Fund since 2004 and 2003, respectively.

   The portfolio manager of the Bond Fund has been Mr. Brownlee since the Fund began operations in 2003. The portfolio manager of the Money Market Fund is Darlene Coppola, since the Fund began operations in 2000. Ms. Coppola is the Money Market Trader of NL Capital Management. She has been employed by NL Capital Management or its affiliates since 1974.

   For the portfolio manager of each Fund other than the Money Market Fund, the Funds' Statement of Additional Information provides additional information about their compensation, the other accounts they manage and their ownership of securities in the Fund.


Monitoring For Possible Conflicts

      The Trust sells its shares to fund variable life insurance contracts and variable annuity contracts. Because of differences in tax treatment and other considerations, it is possible that the interests of variable life insurance contract owners and variable annuity contract owners could conflict. The Trust will monitor the situation and in the event that a material conflict did develop, the Trust would determine what action, if any, to take in response.

Performance Data

      The Funds may from time to time include average annual total return figures in advertisements or other material the Funds send to existing or prospective shareholders. The Funds calculate these figures by determining the average annual compounded rates of return that would produce the redeemable value of the Fund being shown at the end of each period for a given initial investment. All recurring and nonrecurring expenses are included in the calculation, generally including those applicable to a specified insurance contract. It is assumed that all dividends and distributions are reinvested. In addition, to better illustrate the performance of money already invested in the Funds, the Funds may also periodically advertise total return without subtracting sales charges or surrender charges at the insurance policy or annuity contract level.

      The Funds also may refer to rankings and ratings published by independent tracking services and publications of general interest including Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's; magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News & World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. These ranking services and publications may rank the performance of the Funds against all other mutual funds or against funds in specified categories. The rankings may or may not include the effects of sales or other charges.

Description of Sentinel Variable Products Trust's Shares

      Sentinel Variable Products Trust issues a separate class of shares of common stock for each Fund. It may establish additional funds in the future and additional classes of shares for such new funds.

      Based on current federal securities law requirements, the Funds expect that National Life Insurance Company will offer owners of its variable life insurance contracts and its variable annuity contracts the opportunity to instruct such shareholders as to how to vote shares allocable to their contracts regarding certain matters, such as the approval of investment advisory agreements. Fund shares not attributable to variable life insurance and annuity contracts, or for which no timely instructions are received by National Life, are voted by National Life in the same proportion as the voting instructions that are received for all contracts participating in each Fund. The voting instructions received from contract holders may be disregarded in certain circumstances that are described in the prospectuses for the variable contracts.

Financial Highlights


The financial highlights table is intended to help you understand the Trust's financial performance for the fiscal years ended December 31, 2004, 2003, 2002 and 2001 and for the period November 30, 2000 to December 31, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Funds, are included in the Trust's Policyholders Report, which is available upon request.



Common Stock Fund
                                                                                                                      Period from
                                                              Year Ended   Year Ended    Year Ended   Year Ended 11/30/00 through
                                                                12/31/04     12/31/03      12/31/02     12/31/01     12/31/00 (A)
                                                             ------------------------- ------------- ----------- -----------------
Net asset value at beginning of period                            $10.11        $7.75         $9.50       $10.49           $10.00
                                                             ------------------------- ------------- ----------- -----------------

Income (Loss) from Investment Operations
Net investment income (loss)                                        0.11         0.08          0.10         0.11             0.01
Net realized and unrealized gain (loss) on investments              0.87         2.36        (1.75)       (0.95)             0.49
                                                             ------------------------- ------------- ----------- -----------------
Total from investment operations                                    0.98         2.44        (1.65)       (0.84)             0.50
                                                             ------------------------- ------------- ----------- -----------------

Less Distributions
Dividends from net investment income                                0.11         0.08          0.10         0.11             0.01
Distributions from realized gains on investments                      --           --            --         0.04                -
                                                             ------------------------- ------------- ----------- -----------------
Total Distributions                                                 0.11         0.08          0.10         0.15             0.01
                                                             ------------------------- ------------- ----------- -----------------

Net asset value at end of period                                  $10.98       $10.11         $7.75        $9.50           $10.49
                                                             ========================= ============= =========== =================

Total Return (%) *                                                  9.65        31.43       (17.33)       (8.10)           5.00++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                     0.67         0.68          0.51         0.51            0.51+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **                          0.67         0.75          0.71         0.74            1.04+
Ratio of net investment income (loss) to average net assets (%)     1.11         0.95          1.24         1.23            1.20+
Ratio of net investment income (loss) to average net assets
   before voluntary expense reimbursements (%) **                   1.11         0.88          1.04         1.01            0.68+
Portfolio turnover rate (%)                                           51           77            50           46              8++
Net assets at end of period (000 omitted)                        $59,723      $47,411       $32,308      $34,245          $29,797


(A) Commenced operations November 30, 2000.
+ Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicles, and inclusion of such fees and charges would reduce the total return for all periods shown.
** Expense reductions are comprised of the voluntary expense reimbursements as described in footnote (3) to the annual report financial statements.

Mid Cap Growth Fund

                                                                                                                    Period from
                                                              Year Ended   Year Ended    Year Ended   Year Ended  11/30/00 through
                                                                12/31/04     12/31/03      12/31/02    12/31/01     12/31/00 (A)
                                                             ------------------------- ------------- ----------- -----------------
Net asset value at beginning of period                             $8.27       $ 5.83        $ 7.68      $ 10.14          $ 10.00
                                                             ------------------------- ------------- ----------- -----------------

Income (Loss) from Investment Operations
Net investment income (loss)                                      (0.04)       (0.04)        (0.01)       (0.04)                -
Net realized and unrealized gain (loss) on investments              1.06         2.48        (1.84)       (2.42)             0.14
                                                             ------------------------- ------------- ----------- -----------------
Total from investment operations                                    1.02         2.44        (1.85)       (2.46)             0.14
                                                             ------------------------- ------------- ----------- -----------------

Less Distributions
Dividends from net investment income                                   -            -             -            -                -
Distributions from realized gains on investments                       -            -             -            -                -
                                                             ------------------------- ------------- ----------- -----------------
Total Distributions                                                    -            -             -            -                -
                                                             ------------------------- ------------- ----------- -----------------

Net asset value at end of period                                   $9.29        $8.27         $5.83        $7.68          $ 10.14
                                                             ========================= ============= =========== =================

Total Return (%) *                                                 12.33        41.85       (24.09)      (24.26)           1.40++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                     0.80         0.84          0.74         0.78            0.73+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **                          0.80         0.89          0.85         0.84            1.05+
Ratio of net investment income (loss) to average net assets (%)   (0.45)       (0.52)        (0.19)       (0.45)          (0.43)+
Ratio of net investment income (loss) to average net assets
   before voluntary expense reimbursements (%) **                 (0.45)       (0.57)        (0.30)       (0.50)          (0.75)+
Portfolio turnover rate (%)                                          109          120           246           88              1++
Net assets at end of period (000 omitted)                        $28,070      $25,046       $16,963      $22,221         $ 22,788


(A) Commenced operations November 30, 2000.
+ Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicle, and inclusion of such fees and charges would reduce the total return for all periods shown.
** Expense reductions are comprised of the voluntary expense reimbursements as described in footnote (3) to the annual report financial statements.

Small Company Fund

                                                                                                                    Period from
                                                              Year Ended   Year Ended    Year Ended   Year Ended 11/30/00 through
                                                                12/31/04     12/31/03      12/31/02     12/31/01    12/31/00 (A)
                                                             ------------------------- ------------- ----------- -----------------
Net asset value at beginning of period                            $13.45        $9.66        $11.27       $10.73           $10.00
                                                             ------------------------- ------------- ----------- -----------------

Income (Loss) from Investment Operations
Net investment income (loss)                                        0.01         0.01          0.03         0.03             0.01
Net realized and unrealized gain (loss) on investments              2.13         3.80        (1.60)         0.54             0.73
                                                             ------------------------- ------------- ----------- -----------------
Total from investment operations                                    2.14         3.81        (1.57)         0.57             0.74
                                                             ------------------------- ------------- ----------- -----------------

Less Distributions
Dividends from net investment income                                0.01         0.01          0.03         0.03             0.01
Distributions from realized gains on investments                    1.33         0.01          0.01      0.00***                -
                                                             ------------------------- ------------- ----------- -----------------
Total Distributions                                                 1.34         0.02          0.04         0.03             0.01
                                                             ------------------------- ------------- ----------- -----------------

Net asset value at end of period                                  $14.25       $13.45         $9.66       $11.27           $10.73
                                                             ========================= ============= =========== =================

Total Return (%) *                                                 15.91        39.44       (13.92)         5.35           7.40++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                     0.72         0.76          0.61         0.65            0.68+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **                          0.72         0.81          0.81         0.94            1.16+
Ratio of net investment income (loss) to average net                0.10         0.14          0.31         0.40            1.19+
assets (%)
Ratio of net investment income (loss) to average net
assets
   before voluntary expense reimbursements (%) **                   0.10         0.08          0.11         0.11            0.72+
Portfolio turnover rate (%)                                           52           55            57           59              2++
Net assets at end of period (000 omitted)                        $53,641      $38,962       $22,651      $19,044          $10,856


(A) Commenced operations November 30, 2000.
+ Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicles, and inclusion of such fees and charges would reduce the total return for all periods shown.
** Expense reductions are comprised of the voluntary expense reimbursements as described in footnote (3) to the annual report financial statements.
*** Represents less than $.005 of average daily shares outstanding.

Growth Index Fund

                                                                                                                   Period from
                                                                                                                    11/30/00
                                                            Year Ended   Year Ended    Year Ended    Year Ended      through
                                                              12/31/04     12/31/03      12/31/02     12/31/01     12/31/00 (A)
                                                             ------------------------- ------------- ----------- -----------------
Net asset value at beginning of period                            $7.59         $6.17         $8.17        $9.46          $10.00
                                                             ------------------------- ------------- ----------- -----------------

Income (Loss) from Investment Operations
Net investment income (loss)                                       0.11          0.06          0.04         0.02               -
Net realized and unrealized gain (loss) on investments             0.30          1.42        (2.00)       (1.29)          (0.54)
                                                             ------------------------- ------------- ----------- -----------------
Total from investment operations                                   0.41          1.48        (1.96)       (1.27)          (0.54)
                                                             ------------------------- ------------- ----------- -----------------

Less Distributions
Dividends from net investment income                               0.11          0.06          0.04         0.02         0.00***
Distributions from realized gains on investments                      -             -             -            -               -
                                                             ------------------------- ------------- ----------- -----------------
Total Distributions                                                0.11          0.06          0.04         0.02         0.00***
                                                             ------------------------- ------------- ----------- -----------------

Net asset value at end of period                                  $7.89         $7.59         $6.17        $8.17           $9.46
                                                             ========================= ============= =========== =================

Total Return (%) *                                                 5.35         23.97       (24.04)      (13.44)        (5.36)++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    0.60          0.61          0.61         0.65           1.07+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **                         2.15          3.03          2.12         2.30           1.35+
Ratio of net investment income (loss) to average net               1.37          0.88          0.62         0.31           0.51+
assets (%)
Ratio of net investment income (loss) to average net
asets before voluntary expense reimbursements (%) **              (0.18)        (1.55)        (0.89)       (1.34)           0.23+
Portfolio turnover rate (%)                                          41            60            28           33            16++
Net assets at end of period (000 omitted)                        $4,143        $3,817        $4,418       $3,926          $2,921


(A) Commenced operations November 30, 2000.
+ Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicles, and inclusion of such fees and charges would reduce the total return for all periods shown.
** Expense reductions are comprised of the voluntary expense reimbursements as described in footnote (3) to the annual report financial statements.
*** Represents less than $.005 of average daily shares outstanding.

                                                                        Balanced Fund                Bond Fund

                                                                          Period from                Period from
                                                                             08/01/03                   08/01/03
                                                             Year Ended       through    Year Ended      through
                                                              12/31/04   12/31/03(A)     12/31/04   12/31/03(A)
                                                             ------------------------- -------------------------
Net asset value at beginning of period                           $11.26        $10.00        $10.25       $10.00
                                                             ------------------------- -------------------------

Income (Loss) from Investment Operations
Net investment income (loss)                                       0.20          0.08          0.46         0.18
Net realized and unrealized gain (loss) on investments             0.64          1.43          0.03         0.36
                                                             ------------------------- -------------------------
Total from investment operations                                   0.84          1.51          0.49         0.54
                                                             ------------------------- -------------------------

Less Distributions
Dividends from net investment income                               0.25          0.09          0.48         0.19
Distributions from realized gains on investments                   0.40          0.16          0.15         0.10
                                                             ------------------------- -------------------------
Total Distributions                                                0.65          0.25          0.63         0.29
                                                             ------------------------- -------------------------

Net asset value at end of period                                 $11.45        $11.26        $10.11       $10.25
                                                             ========================= =========================

Total Return (%) *                                                 7.44       15.07++          4.75       5.38++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    0.81         0.84+          0.69        0.69+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **                         0.88         1.04+          0.71        0.73+
Ratio of net investment income (loss) to average net assets (%)    1.79         1.95+          4.31        4.07+
Ratio of net investment income (loss) to average net assets
   before voluntary expense reimbursements (%) **                  1.72         1.75+          4.29        4.03+
Portfolio turnover rate (%)                                         230          85++           383        162++
Net assets at end of period (000 omitted)                       $20,888       $17,724       $23,225      $22,380

(A) Commenced operations August 1, 2003.
+ Annualized
++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicles, and inclusion of such fees and charges would reduce the total return for all periods shown.
** Expense reductions are comprised of the expense reimbursements as described in footnote (3) to the annual report financial statements.

Money Market Fund
                                                                                                                   Period from
                                                            Year Ended   Year Ended    Year Ended    Year Ended      11/30/00
                                                                                                                     through
                                                              12/31/03     12/31/03      12/31/02     12/31/01     12/31/00 (A)
                                                             ------------------------- ------------- ----------- -----------------
Net asset value at beginning of period                            $1.00         $1.00         $1.00        $1.00           $1.00
                                                             ------------------------- ------------- ----------- -----------------

Income (Loss) from Investment Operations
Net investment income (loss)                                     0.0095        0.0075        0.0132       0.0361          0.0050
Net realized and unrealized gain (loss) on investments                                            -            -
                                                             ------------------------- ------------- ----------- -----------------
Total from investment operations                                 0.0095        0.0075        0.0132       0.0361          0.0050
                                                             ------------------------- ------------- ----------- -----------------

Less Distributions
Dividends from net investment income                             0.0095        0.0075        0.0132       0.0361          0.0050
Distributions from realized gains on investments                                                  -            -               -
                                                             ------------------------- ------------- ----------- -----------------
Total Distributions                                              0.0095        0.0075        0.0132       0.0361          0.0050
                                                             ------------------------- ------------- ----------- -----------------

Net asset value at end of period                                  $1.00         $1.00    $     1.00   $     1.00      $     1.00
                                                             ========================= ============= =========== =================

Total Return (%) *                                                 0.96          0.75          1.32         3.70          0.50++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    0.40          0.40          0.40         0.42           0.44+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **                         0.54          0.53          0.51         0.56           0.82+
Ratio of net investment income (loss) to average net               0.95          0.75          1.32         3.46           6.25+
assets (%)
Ratio of net investment income (loss) to average net
assets
   before voluntary expense reimbursements (%) **                  0.82           .62          1.22         3.32           5.86+
Net assets at end of period (000 omitted)                       $28,689       $29,289   $    33,048  $    27,611     $    19,444



(A) Commenced operations November 30, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
 + Annualized ++ Not annualized * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the Funds serve as underlying investment vehicles, and inclusion of such fees and charges would reduce the total return for all periods shown.
** Expense reductions are comprised of the voluntary expense reimbursements as described in footnote (3) to the annual report financial statements.

Sentinel Variable Products Trust

Shareholder Reports
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected investment performance of each of the Funds during its last fiscal year. You may obtain copies of these reports at no cost from the Funds by calling 1-800-732-8939.

The Funds will send you one copy of each shareholder report and certain other mailings, regardless of the number of Funds to which you have allocated value under your variable life insurance or annuity contract. To receive additional shareholder reports at no cost, call the Funds at 1-800-732-8939.


Statement of Additional Information
The Funds' Statement of Additional Information contains further information about the Funds, including a description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities, and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Funds at the address shown below or by calling 1-800-732-8939. Please contact your registered representative or the Funds if you have any questions.


Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different.






Sentinel Variable Products Trust
National Life Drive
Montpelier, VT 05604

Investment Advisor                     Counsel
NL Capital Management, Inc.            Sidley Austin Brown & Wood LLP
National Life Drive                    787 Seventh Avenue
Montpelier, VT  05604                  New York, NY 10020



Principal                              Independent
Underwriter                            Registered Public Accounting Firm
Equity Services, Inc.                  PricewaterhouseCoopers LLP
National Life Drive                    300 Madison Avenue
Montpelier, VT 05604                   New York, NY 10017



Custodian
and Dividend
Paying Agent
State Street - Kansas City
801 Pennsylvania Avenue
Kansas City, MO 64105


Investment Company Act file #811 - 09917.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 2, 2005



                       SENTINEL VARIABLE PRODUCTS TRUST
                              National Life Drive
                           Montpelier, Vermont 05604
                                (800) 732-8939



Sentinel Variable Products Common Stock Fund (the "Common Stock Fund") Sentinel Variable Products Mid Cap Growth Fund (the "Mid Cap Growth Fund") Sentinel Variable Products Small Company Fund (the "Small Company Fund") Sentinel Variable Products Growth Index Fund (the "Growth Index Fund") Sentinel Variable Products Balanced Fund (the "Balanced Fund")
Sentinel Variable Products Bond Fund (the "Bond Fund")
Sentinel Variable Products Money Market Fund (the "Money Market Fund")


     SENTINEL VARIABLE PRODUCTS TRUST (the "Trust") is a managed, open-end investment company, which continuously offers its shares, to separate accounts of life insurance companies to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of seven separate and distinct funds, six of which are diversified (the Growth Index Fund being non-diversified). The seven funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund". The Funds are described in a Prospectus of the Trust dated May 2, 2005 (the "Prospectus"). Each of the Funds has different investment objectives and risk characteristics.


      NL Capital Management, Inc., formerly National Life Investment Management Company, Inc. (the "Advisor") acts as the investment advisor to the Funds. Shares of the Funds are distributed by Equity Services, Inc. ("ESI"). Both the Advisor and ESI are wholly owned subsidiaries of National Life Insurance Company ("National Life").


     This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus. The financial statements of the Funds that are included in the Policyholders Report of the Funds dated December 31, 2004 have been incorporated by reference in this Statement of Additional Information. The Prospectus and the Policyholders Report, which have been filed with the Securities and Exchange Commission (the "SEC"), can be obtained upon request and without charge by writing to the Funds at the above address, or by calling 1-800-732-8939. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               TABLE OF CONTENTS


                                                           Page
                                                           ----


The Trust...................................................3
Investment Objectives and Policies..........................3
Investment Restrictions.....................................
Management of the Trust.....................................
Principal Shareholder and Voting Rights.....................
The Investment Advisor......................................
Proxy Voting Procedures.....................................
Selective Disclosure of Portfolio Holdings..................
Principal Underwriter.......................................
The Fund Services Agreement.................................
Portfolio Transactions and Brokerage Commissions............
Portfolio Turnover..........................................
Capitalization..............................................
Purchase and Redemption of Shares...........................
Determination of Net Asset Value............................
Taxes.......................................................
Total Return and Yield Information..........................
General Information.........................................
Financial Statements........................................
Appendix A - Description of Bond Ratings....................
Appendix B - Proxy Voting Procedures........................

                                   THE TRUST

     The Trust was formed as a Delaware business trust on March 14, 2000.


                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and certain fundamental policies of each of the Funds are set forth in the Prospectus.

General Considerations

     Each Fund is an open-end, management investment company. All Funds are diversified investment companies except the Growth Index Fund, which is a non-diversified investment company.

     Each Fund's fundamental policies and investment objectives as they affect each such Fund cannot be changed without the approval of the lesser of (i) 67 percent or more of the voting securities of each such Fund present at a meeting if the holders of more than 50 percent of the outstanding voting securities of each such Fund are present or represented by proxy, or (ii) more than 50 percent of the outstanding voting securities of each such Fund. With respect to the submission of a change in fundamental policy or investment objective of each such Fund, such matter shall be deemed to have been effectively acted upon with respect to any such Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matters, notwithstanding (1) that such matter has not been approved by a majority of the outstanding voting securities of any other Fund affected by such matter and (2) that such matter has not been approved by a majority of the outstanding voting securities of the Company. Fundamental policies adopted with respect to each Fund, except the Growth Index Fund, provide that no Fund shall concentrate its investments in a particular industry, nor will it purchase a security if, as a result of such purchase, more than 25% of its assets will be invested in a particular industry.

     Repurchase Agreements. Each of the Funds to a limited extent may enter into repurchase agreements with selected banks and broker-dealers under which the Fund purchases bonds and agrees to resell the securities at an agreed upon time and at an agreed upon price. The difference between the amount a Fund pays for securities and the amount it receives upon resale is interest income to a Fund. Failure of the seller to repurchase the securities as agreed may result in a loss to a Fund if the market value of the securities has fallen to less than the repurchase price. In the event of such a default, a Fund may also experience certain costs and be delayed or prevented from recovering or liquidating the collateral securities, which could result in further loss to a Fund. The Funds will use repurchase agreements as a means of making short-term investments of seven days or less and in aggregate amounts of not more than 25% of the net assets of that Fund. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always will be at least equal to 102% of the repurchase price. The Advisor will monitor on a continuing basis the creditworthiness of all parties with which it might enter into repurchase agreements and will enter into repurchase agreements only if it determines that the credit risk of such a transaction is minimal.

     Restricted Securities. The Bond Fund and the bond portion of the Balanced Fund may not invest in illiquid securities, but may invest in Rule 144A Securities to the extent deemed to be liquid under the policies and procedures discussed below. In promulgating Rule 144A under the Securities Act of 1933 (the "Securities Act"), the Securities and Exchange Commission ("SEC") stated that although the ultimate responsibility for liquidity determinations rests with a fund's board of trustees, the board may delegate the day-to-day function of determining liquidity to the investment advisor provided the board retains sufficient oversight. The Board of Trustees of the Trust will consider the adoption of policies and procedures for the Bond Fund and the bond portion of the Balanced Fund, the purpose of determining whether Rule 144A Securities in which such Fund proposes to invest are liquid or illiquid and will consider guidelines under these policies and procedures pursuant to which the Advisor will make these determinations on an ongoing basis. In making these determinations, consideration will be given to, among other things, the frequency of trades and quotes for the investment, the number of dealers willing to sell the investment and the number of potential purchasers, dealer undertakings to make a market in the investment, the nature of the investment, the time needed to dispose of the investment, the method of soliciting offers, and the mechanics of transfer. The Board of Trustees will review periodically purchases and sales of Rule 144A Securities by the Bond Fund and the bond portion of the Balanced Fund.

     To the extent that liquid Rule 144A Securities or other securities in which the Funds invest become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the Advisor, under the supervision of the Board of Trustees, will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests. If institutional trading in restricted securities were to decline to limited levels, the liquidity of these Funds could be adversely affected.

     If an investment becomes illiquid, the Advisor will determine the best course of action to permit the Fund to realize maximum value, which could include, among other possibilities, continuing to hold or seeking a private sale.

Derivative Transactions

      General. The Common Stock, Mid Cap Growth, Small Company, Growth Index and Balanced Funds may (a) purchase and sell exchange traded and over-the-counter ("OTC") put and call options on equity securities and indices of equity securities, (b) purchase and sell futures contracts on indices of equity securities, and (c) other securities, such as exchange-traded funds, which replicate the performance of specific "baskets" of stocks.

      The Bond Fund and the bond portion of the Balanced Fund may (a) purchase and sell exchange traded and OTC put and call options on fixed income securities and indices of fixed income securities, (b) purchase and sell futures contracts on fixed income securities and indices of fixed income securities, and (c) enter into interest rate swaps, total return swaps on fixed income indices, and default swaps.

      Each of these Funds may utilize options and futures contracts to manage its exposure to changing security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure.

      The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund's return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund's return. Certain strategies may limit a Fund's ability to realize gains as well as limiting its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, a Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions. These transactions also could significantly increase the Fund's turnover rate.

      No Fund may purchase or sell derivative instruments if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the total assets of such Fund.

      Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, and indexes of securities prices. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American Style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

      The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

      The Funds may purchase put options, but will not sell, or write, put options on individual securities, except to close out put options previously purchased.

      Selling (Writing) Call Options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the underlying security price does not rise sufficiently to offset the cost of the option. The Funds will not purchase call options on individual securities, except to close out call options previously sold, but may sell, or write, call options on individual securities.

      Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

      The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark-to-market payments of variation margin as the position becomes unprofitable.

      Options on Indices. Each Fund that is permitted to enter into options transactions may purchase and sell (write) put and call options on any securities index based on securities in which the Fund may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally will not match the composition of an index.

      For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and a Fund may incur additional losses if the counterparty is unable to perform.

      Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when a Fund wishes to close out a particular position.

      When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument has been sold.

      The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant ("FCM"). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Fund's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers, potentially resulting in losses to the Fund.

      Each Fund will segregate liquid assets in connection with its use of options and futures to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

      Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation also may result from differing levels of demand in the options and futures markets and the securities markets, structural differences in how options and futures and securities are traded, or imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

      Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular options or futures contract at any particular time, even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions also could be impaired.

      Swaps. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount". Swaps may involve an interest rate (fixed or floating), a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other make payments equivalent to a specified interest rate index. The Bond and Balanced Funds may engage in simple or more complex swap transactions involving a wide variety of underlying instruments or rates. The Funds will enter into swaps only within the internal limitations specified below.

      Swaps are credit-intensive products. A Fund that enters into a swap transaction bears the risk of default (i.e., nonpayment) by the other party to the swap. The internal limitation below which deals with counterparty risk is intended to reduce this risk to the extent reasonably practicable, but it cannot eliminate entirely the risk that a counterparty to a swap, or another OTC derivative, will default. Consistent with current market practices, a Fund will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for a net payment upon default. In addition, a Fund's obligations under an agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

      Interest rate and total return swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total return swap defaults, a Fund's risk of loss will consist of the payments that a Fund is contractually entitled to receive from the other party. If there is a default by the other party, a Fund may have contractual remedies under the agreements related to the transaction.

      Internal Limitations. Each of the Funds will observe the following internal limitations with respect to the use of options and futures contracts:

      1. No Fund may hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts, except that the Growth Index Fund may hold up to 20% of its assets in stock index options and futures.

      2. The Funds will buy options on individual securities only to hedge underlying securities which are owned by the Fund, or to close out transactions in options written.

      3. The Funds will sell options on individual securities only to generate additional income on securities which are owned by the Fund, or to close out transactions in options purchased.

      4. The Funds will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund's exposure to the market or sector covered by such index option or future.

      5. The Funds will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund's portfolio.

      6. The Funds will enter into interest rate swap transactions and total return swaps on fixed income indices only in circumstances in which there is no leveraging of credit risk in the portfolio, or in which significant diversification or reduction of credit risk results.

      7. The Funds will enter into default swaps on fixed income securities only for the purpose of hedging credit risk on securities owned by the Fund, and will not take on additional credit risk through the use of default swaps.

      8. When entering into swap agreements, a Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

      9. When transacting in OTC derivatives involving counterparty risk, the Funds will deal only with counterparties which meet appropriate credit guidelines, and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

      Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

      Asset Coverage for Futures Contracts and Options. Although none of the Funds will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. These rules permit mutual funds to invest in futures contracts and options with respect thereto for hedging purposes without limit. However, mutual funds may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation to initial margin deposits and option premiums. In addition, the Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Additional Risk Factors of OTC Transactions. Derivatives traded in OTC markets, including swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations.

     Considerations and Risks Applicable to the Bond Fund and the Bond Portion of the Balanced Fund. Each of the Bond Fund and the bond portion of the Balanced Fund may invest up to 20% of its total assets in debt securities which are rated below "investment grade", i.e., lower than "Baa" by Moody's Investors Service, Inc. ("Moody's") or lower than "BBB" by Standard & Poor's Ratings Services ("Standard & Poor's") or which, in the Advisor's judgment, possess similar credit characteristics. See Appendix A - "Description of Bond Ratings" for additional information regarding ratings of debt securities. The Advisor considers the ratings assigned by Standard & Poor's or Moody's as one of several factors in its independent credit analysis of issuers. Such securities are considered by Standard & Poor's and Moody's to have varying degrees of speculative characteristics. Consequently, although securities rated below investment grade can be expected to provide higher yields, such securities may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated debt securities. Investments in such securities will be made only when in the judgment of the Advisor, such securities provide attractive total return potential relative to the risk of such securities, as compared to higher quality debt securities. These Funds do not intend to purchase debt securities that are in default or which the Advisor believes will be in default. The risks of below-investment grade securities are described further in the Prospectus under "Details About the Funds' Investment Objectives, Principal Investment Strategies and Related Risks - General Information Relevant to the Investment Practices of the Funds, and Associated Risks - Information Relevant to the Fixed Income Funds - Risks of Lower Quality Bonds".

      When Issued Purchases. The Bond Fund and the bond portion of the Balanced Fund may purchase bonds on a when issued or delayed-delivery basis. Delivery of and payment for these bonds could take place a month or more after the date of the transaction. During this time, the value of the purchase commitment will fluctuate with the market for these bonds. However, when a Fund makes a commitment to purchase the bonds, the payment and interest terms of these issues are fixed. A Fund will make these commitments only with the intention of acquiring the bonds, but may sell those bonds before settlement date if the Advisor believes that would benefit shareholders. When a Fund purchases bonds on a when issued or delayed-delivery basis, it will provide its custodian with enough cash or short-term investments to pay the purchase price of these bonds upon delivery. This policy ensures that when issued or delayed-delivery purchases will not be used as a form of borrowing to make investments.

Foreign Securities

      Before foreign securities are purchased for any of the Funds, the differences between them and U.S. securities are considered. This includes possible differences in taxation, regulation, trading volume and currency controls, the possibility of expropriation and lack of uniform accounting and reporting standards. While there may be investment opportunities in foreign securities, there also may be investment risks not usually associated with U.S. securities.

                            INVESTMENT RESTRICTIONS

     The Trust's Board of Trustees has adopted a number of investment policies for the Trust. One such policy, which is a fundamental policy, is that each of the Common Stock Fund, Mid Cap Growth Fund, Small Company Fund, Balanced Fund and Bond Fund cannot purchase securities of any one issuer (other than U. S. Government Securities) if the market value of such securities exceeds 5% of the total market value of each such Fund's securities and cash. These five Funds also may not invest more than 25% of their total assets in a particular industry, although these Funds may from time to time invest more than 25% of their assets in broad industrial sectors. The Growth Index Fund may concentrate in a particular industry to the extent necessary to match its target index.

     It is also a fundamental policy of the Trust that it may not borrow money, except from banks in an amount up to 5% of a Fund's total assets for temporary or emergency purposes or to meet redemption requests which might otherwise require the untimely disposition of securities. None of the Funds may purchase securities on margin. The Trust may not issue senior securities. The Trust may not loan money, but may lend its securities. Loans of securities are not a principal investment strategy of any of the Funds, however. Also, the Trust may not deal in real estate, may not act as underwriter of securities issued by others, and may not purchase from or sell to any officer, director or employee of the Trust, the Advisor or underwriter, or any of their officers or directors, any securities other than shares of beneficial interest of the Trust. None of the Funds may deal in commodities or commodities contracts. None of the Funds may invest in oil, gas or other mineral exploration or development programs or leases. None of the Funds are able to invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants which are not listed on either the New York Stock Exchange or the American Stock Exchange.

     The Trust may not purchase more than 10% of the voting securities of any issuer. The Trust may not invest in companies for purposes of exercising control or management.

     The Trust's investment policies will be affected by the insurance laws of certain states, which may impose certain limitations on the permissible investments of the Funds.

      It is a nonfundamental policy of Small Company Fund that it will not change its policy of investing, under normal circumstances, at least 80% of its assets in small companies, unless the Fund provides its shareholders with 60 days prior written notice of such change.

      It is a nonfundamental policy of Mid Cap Growth Fund that it will not change its policy of investing, under normal circumstances, at least 80% of its assets in mid cap companies, unless the Fund provides its shareholders with 60 days prior written notice of such change.

      It is a nonfundamental policy of Common Stock Fund that it will not change its policy of investing, under normal circumstances, at least 80% of its assets in common stock, unless the Fund provides its shareholders with 60 days prior written notice of such change.

      It is a nonfundamental policy of Bond Fund that it will not change its policy of investing, under normal circumstances, at least 80% of its assets in bonds, unless the Fund provides shareholders with 60 days prior written notice of such change.

     Each Fund may at any time assume a temporary defensive position, if prudent in the opinion of the Advisor. In the event that any Fund assumes a temporary defensive position, it may invest without limitation in securities of the U.S. Treasury or U.S. government agencies or instrumentalities, or high quality money market instruments which are eligible investments for money market funds.

     Restrictions and policies established by resolution of the Board of Trustees, unless specifically identified as fundamental policies, may be changed by the Board, with any material changes to be reported to shareholders. Among those presently in effect is a policy which provides that assets of all Funds may be invested entirely or in part in U.S. Government Securities or an agency thereof, or held as cash deposits in a bank or trust company having assets of not less than $2,000,000,000. The securities of foreign issuers may be selected as being suitable for one or more of the Funds.

                            MANAGEMENT OF THE TRUST

     Management is made up of (i) the Trust's Board of Trustees, which is responsible for the Trust's operations; (ii) the officers of the Trust, who are responsible to the Board; and (iii) the Advisor, which under agreements with the Trust, supervises and assists in the management of the Funds and the purchase and sale of securities. See "The Investment Advisor," below.


      During the fiscal year ended December 31, 2004, the Audit Committee of the Board of Trustees, which is comprised of the non-interested Trustees, held three meetings. The functions of the Audit Committee are: the engagement or discharge of the independent registered public accounting firm; review and evaluation of matters within the scope of the accountants' duties; review with the independent registered public accounting firm of the plan and results of the auditing engagement and the adequacy of the Trust's system of internal accounting controls; review of each professional service provided by the independent registered public accounting firm prior to the performance of such service; consideration of the range of audit and non-audit fees; and review of the independence of the independent registered public accounting firm. The Board has adopted a written charter for the Audit Committee of the Board. The Nominating Committee of the Board held no meetings during the fiscal year ended December 31, 2004. The purpose of the Nominating Committee is to propose to the Board of Trustees candidates for election as Trustees of the Trust. The Nominating Committee will consider nominees recommended by shareholders; recommendations should be sent to the Secretary of the Trust.

     Biographical Information. Certain biographical and other information relating to the non-interested Trustees of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the complex of funds advised by the Advisor and its affiliates and other public directorships.

                                                       Term of
                                                      Office* and
                              Position(s) Held      Length of Time           Principal Occupation(s)
Name, Address and Age          with the Funds           Served               During Past Five Years
-------------------------   ------------------- -------------------- ---------------------------------
William D. McMeekin (60)           Trustee       Trustee since 2000   Senior Vice President and
Banknorth Vermont                                                     Senior Lending Officer,
215 Main Street                                                       Banknorth Vermont, 2001 to
Brattleboro, VT 05301                                                 present; Community President -
                                                                      The Howard Bank, 2000 to
                                                                      2001; prior to that, President
                                                                      and Chief Executive Officer,
                                                                      Granite Savings Bank
William G. Ricker (65)             Trustee       Trustee since        Former President - Denis
Denis Ricker & Brown                             2000                 Ricker & Brown
17 State Street
Montpelier, VT 05602



                                       Number of
                                    Funds/Portfolios       Public
Name, Address and Age                  Overseen        Directorships
-------------------------      -------------------   -----------------
William D. McMeekin (60)         1 registered              None
Banknorth Vermont                investment
215 Main Street                  company
Brattleboro, VT 05301            consisting of 7
                                 portfolios



William G. Ricker (65)           1 registered               None
Denis Ricker & Brown             investment
17 State Street                  company
Montpelier, VT 05602             consisting of 7
                                 portfolios


     * Each Trustee serves until his or her successor is elected and qualified, until the meeting of the Board after he or she attains age 72, or until his or her death, resignation, or removal as provided in the Funds' Declaration of Trust or by statute.


      Certain biographical and other information relating to the Trustees who are officers and "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "interested persons") and to the other officers of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen and public directorships held.

                                                       Term of
                                                      Office* and
                              Position(s) Held      Length of Time           Principal Occupation(s)
Name, Address and Age          with the Funds           Served               During Past Five Years
-------------------------   ------------------- -------------------- --------------------------------------
Thomas H. MacLeay (56)       Chairman and        Chairman and         National Life - Chairman of the
National Life Drive          Chief Executive     Chief Executive      Board and Chief Executive Officer,
Montpelier, VT  05604        Officer and         Officer since        2002 to present; President and Chief
                             Trustee             2004+                Operating Officer, 1996 to 2001
                                                                      1998 - 2003

                                                                      -

Christian W. Thwaites (47)   President           President since      NL Capital Management, Inc. -
National Life Drive                              2005                 President and Chief Executive
Montpelier, VT  05604                                                 Officer, 2005 to present; National
                                                                      Life - Executive Vice President,
                                                                      consisting of 24 2005 to present;
                                                                      Skandia Global portfolios Markets
                                                                      - Chief Executive Officer, 1996 to
                                                                      2004.


                                Number of
                              Funds/Portfolios        Public
Name, Address and Age            Overseen         Directorships
------------------------   ------------------   -----------------

Thomas H. MacLeay (56)       3 registered              None
National Life Drive          investment
Montpelier, VT  05604        companies
                             consisting of 24
                             portfolios



Christian W. Thwaites (47)   3 registered              None
National Life Drive          investment
Montpelier, VT  05604        companies






                                                       Term of
                                                     Office* and
                              Position(s) Held      Length of Time           Principal Occupation(s)
Name, Address and Age          with the Funds           Served               During Past Five Years
-------------------------   ------------------- -------------------- -------------------------------------
John M. Grab (57)           Vice President       Vice President &     Sentinel Management Company -
National Life Drive         and Chief            Chief Financial      Senior Vice President and Chief
Montpelier, Vermont  05604  Financial Officer    Officer since        Financial Officer, 1993 to
                                                 2003+                present; Sentinel Financial Services
                                                                      Company - Senior Vice President
                                                                      and Chief Financial Officer, 1993
                                                                      to present; Sentinel Administrative
                                                                      Services Company - Senior Vice
                                                                      President and Chief Financial
                                                                      Officer, 1993 to present; ESI -
                                                                      Senior Vice President and Chief
                                                                      Financial Officer,1988 to present.

Thomas P. Malone (49)       Vice President       Vice President and   Sentinel Administrative Service
National Life Drive         and Treasurer        Treasurer since      Company - Vice President, 1997 to
Montpelier, Vermont  05604                       2000+                present; Assistant Vice President,
                                                                      1990 to 1997; Sentinel Group
                                                                      Funds, Inc. - Vice President &
                                                                      Treasurer, 1997 to present;
                                                                      Assistant Vice President, 1990 to
                                                                      1997

John K. Landy (44)          Vice President       Vice President       Sentinel Administrative Service
National Life Drive                              since 2004           Company - Senior Vice President,
Montpelier, Vermont  05604                                            2003 to present; Vice President,
                                                                      1997 to 2003

Scott G. Wheeler (39)       Assistant            Assistant            Sentinel Administrative Service
National Life Drive         Vice President       Vice President and   Company - Assistant Vice
Montpelier, Vermont  05604  and  Assistant       Assistant Treasurer  President, 1998 to present;
                            Treasurer            since 2004+          Sentinel Group Funds, Inc. - Vice
                                                                      President & Treasurer, 1997 to
                                                                      present; Assistant Vice President,
                                                                      1990 to 1997

D. Russell Morgan (49)      Chief                Chief  Compliance    Sentinel Group Funds, Inc.,
National Life Drive         Compliance           Officer since        Sentinel Variable Products Trust,
Montpelier, Vermont  05604  Officer and          October, 2004;       Sentinel Advisors Company, NL
                            Secretary            Secretary since      Capital Management, Inc.,
                                                 2000+                National Life Variable Products
                                                                      Separate Accounts - Chief
                                                                      Compliance Officer, 2004 to
                                                                      present; National Life -
                                                                      Assistant General Counsel,
                                                                      2001 to 2004; Senior Counsel,
                                                                      2000 to 2001; Counsel, 1994 to
                                                                      2000; Equity Services, Inc. -
                                                                      Counsel, 1986 to 2004; Sentinel
                                                                      Advisors Company - Sentinel
                                                                      Financial Services Company -
                                                                      Sentinel Administrative Service
                                                                      Company - Counsel, 1993 to 2004


                                   Number of
                               Funds/Portfolios          Public
Name, Address and Age              Overseen          Directorships
-------------------------    -------------------   -----------------
John M. Grab (57)             3 registered               None
National Life Drive           investment
Montpelier, Vermont  05604    companies
                              consisting of 24
                              portfolios










Thomas P. Malone (49)         3 registered               None
National Life Drive           investment
Montpelier, Vermont  05604    companies
                              consisting of 24
                              portfolios



John K. Landy (44)            3 registered               None
National Life Drive           investment
Montpelier, Vermont  05604    companies
                              consisting of
                              24 portfolios
Scott G. Wheeler (39)         3 registered               None
National Life Drive           investment
Montpelier, Vermont  05604    companies
                              consisting of 24
                              portfolios




D. Russell Morgan (49)        3 registered               None
National Life Drive           investment
Montpelier, Vermont  05604    companies
                              consisting of
                              portfolios

-----------------------
+  Elected by and serves at the pleasure of the Board of Trustees.

++ Each Trustee serves until his or her successor is elected and qualified, until the meeting of the Board after he or she attains age 72, or until his or her death, resignation, or removal as provided in the Funds' Declaration of Trust or by statute.


      The officers and trustees of the Trust who are employees of National Life or its subsidiaries do not receive any compensation from the Trust. The Trust pays to each Trustee who is not an affiliate of the Advisor a fee of $1,500 for each meeting of the Board of Trustees attended by the Trustee. It is expected that the Board of Trustees will meet four times per year. The Trust also reimburses trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.



      The following table sets forth compensation for the fiscal year ended December 31, 2004 paid to Messrs. McMeekin and Ricker:


                             Aggregate               Pension or Retirement
Name of                      Compensation            Benefits Accrued as Part        Total
Trustee                      from the Trust          of Fund Expenses                Compensation
-------                      --------------          ----------------                ------------
William D. McMeekin          $7,500                  None                            $7,500
William G. Ricker            $7,500                  None                            $7,500

      Share Ownership. Because the Funds of the Trust offer shares only to separate accounts of National Life Insurance Company, none of the Trustees owns any shares of any of the Funds.

      Thomas H. MacLeay, the Chairman and Chief Executive Officer of the Funds, is an "interested person" of the Funds because he is also Chairman, President, and Chief Executive Officer of National Life. As such, he may be deemed to control the Advisor.

Code of Ethics
--------------


      The Trust's Board of Trustees has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940 and the Advisor and the principal underwriter have each adopted a Code of Ethics. These Codes of Ethics establish procedures for personal investing and restrict certain transactions. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds.


                              PORTFOLIO MANAGERS

Portfolio Manager Compensation.

      The compensation of a Fund portfolio manager, whether for the management of the Funds or of the publicly available funds of Sentinel Group Funds, Inc., consists of a combination of fixed salaries and incentive compensation. The fixed salary portion of compensation is based on comparative investment management industry data. Incentive compensation can be a significant portion of total compensation. Incentive compensation with respect to the management of the funds, is primarily based on pre-tax investment performance relative to peer funds as determined by Morningstar or Lipper. Relative results for the most recent 1, 3 and 5 year periods are taken into account, with 35% based on the 1 year relative performance, 40% based on the 3 year relative performance, and 25% based on the 5 year relative performance. Where a portfolio manager has responsibility for more than one fund, management determines an appropriate allocation of incentive compensation opportunity among the funds managed by the individual portfolio manager, based on management's view of overall fairness, creation of the most appropriate incentives, and effort. A small portion of incentive compensation may be derived from a compensation pool based on net sales of the publicly available funds of Sentinel Group Funds, Inc., which is then allocated among the portfolio managers at the discretion of the Chief Executive Officer of the Advisor.

      In the case of each portfolio manager of an equity Fund (other than the Growth Index Fund), or the equity portion of the Balanced Fund, all incentive compensation is based on the relative performance of his Fund or Funds, and possibly to a small extent on the net sales of the Funds.

      In the case of Mr. Lert, the portfolio manager of the Growth Index Fund, the relative performance of that Fund is a relatively small factor in his incentive compensation, which is primarily based on the quality of his quantitative research that is available to all the Funds and the publicly available funds of Sentinel Group Funds, Inc.

      In the case of the portfolio manager of the Bond Fund and the fixed income portion of the Balanced Fund, management determines an appropriate portion of total incentive compensation to be based on relative Fund performance, with other portions of total incentive compensation based on results achieved in the similarly managed funds of Sentinel Group Funds, Inc., managed by such person, and the portions of the National Life Insurance Company and Life Insurance Company of the Southwest portfolios for which such portfolio managers are responsible (National Life Insurance Company and Life Insurance Company of the Southwest are affiliates of the Advisor). This determination is based on the effort devoted to each of the portfolios managed, as well as management's view of overall fairness and creation of appropriate incentives. Again, a small portion of the fixed income Fund portfolio manager's incentive compensation may be based on net sales of the publicly available funds of Sentinel Group Funds, Inc.

Portfolio Managers' Fund Ownership.

Because the Funds of the Trust offer shares only to separate accounts of National Life Insurance Company, none of the portfolio managers of the Funds owns any shares of any of the Funds.

Portfolio Management Conflicts of Interest.

      In addition to managing the assets of one or more Funds, each portfolio manager may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for the portfolio manager(s) of each Fund other than the Money Market Fund, the number and asset size of the following types of accounts that he manages: (1) SEC registered investment companies (or series thereof) other than the Funds; (2) pooled investment vehicles that are not registered investment companies; and (3) other accounts (e.g., accounts managed for individuals or organizations). The tables also show the number of performance based fee accounts for each category, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. Except as noted, the information is provided as of December 31, 2004.

                        Portfolio Managers' Management of Registered Investment Companies/Series
                                                  Other Than the Trust
                                                  --------------------

                                                                          Number of                     Total Assets of
                                                                          Companies/                      Companies/
                                       Number of                          Series with                     Series with
                                      Companies/                          Performance                  Performance-Based
Portfolio Manager                       Series           Total Assets     Based Fee                           Fee
------------------------------       ------------      ---------------   ------------------         ----------------------

Advisor
-------
David M. Brownlee                          4         $812 million                   none                     none
Robert L. Lee                              2         $214 million                   none                     none
Peter W. Lert*                             1         $79 million                    none                     none
Daniel J. Manion                           2         $1,421 million                 none                     none
Charles C. Schwartz                        2         $1,416 million                 none                     none

------------------------------
* Information is as of February 18, 2005. Mr. Lert became the portfolio manager of Growth Index Fund effective January 1, 2005.



                              Portfolio Managers' Management of Pooled Investment Vehicles
                                       Other Than Registered Investment Companies
                                       ------------------------------------------

                                                                          Number of                Total Assets of
                                                                          Vehicles with            Vehicles with
                                   Number of         Total                Performance              Performance-
Portfolio Manager                  Vehicles          Assets               Based Fee                Based Fee
------------------------------    ------------      ---------------   ------------------         ----------------------

Advisor
-------
David M. Brownlee                     0                   $0                 none                        none
Robert L. Lee                         0                   $0                 none                        none
Peter W. Lert*                        0                   $0                 none                        none
Daniel J. Manion                      0                   $0                 none                        none
Charles C. Schwartz                   0                   $0                 none                        none

------------------------------
*Information is as of February 18, 2005. Mr. Lert became the portfolio manager of Growth Index Fund effective January 1, 2005.

                                       Portfolio Managers' Management of Accounts
                                         That Are Not Pooled Investment Vehicles
                                         ---------------------------------------

                                                                                                   Total Assets
                                                                          Number of                of Accounts
                                                                          Accounts with            with
                                   Number of         Total                Performance              Performance-
Portfolio Manager                  Accounts          Assets               Based Fee                Based Fee
------------------------------    ------------      ---------------   ------------------         ----------------------



                                                                                                   Total Assets
                                                                          Number of                of Accounts
                                                                          Accounts with            with
                                   Number of         Total                Performance              Performance-
Portfolio Manager                  Accounts          Assets               Based Fee                Based Fee
------------------------------    ------------      ---------------   ------------------         ----------------------

Advisor
-------
David M. Brownlee                                    $                                             $
Robert L. Lee
Peter W. Lert*
Daniel J. Manion
Charles C. Schwartz

------------------------------
*Information is as of February 18, 2005. Mr. Lert became the portfolio manager of Growth Index Fund effective January 1, 2005.

            The Advisor is primarily owned by National Life Insurance Company, which is also in the business of marketing life insurance and annuity policies to the public. In the course of its business National Life maintains substantial investment portfolios for its own account, primarily in domestic fixed income securities. Real, potential or apparent conflicts of interest may arise where the same investment opportunities are appropriate for a National Life portfolio or for the portfolios of other clients. These conflicts of interest may arise particularly in cases where the same portfolio manager has day-to-day portfolio management responsibilities with respect to more than one Fund or other account. The Advisor has established procedures under which when the Advisor recommends to a Fund the purchase of an issue that it may also recommend for other clients or for the portfolios of its affiliates, investment opportunities are allocated by a means which is fair. Generally investment opportunities are allocated to different investors for which a given investment opportunity is suitable on a pro rata basis. However, the allocation may be changed from pro rata where a good reason to do so exists, such as that the pro rata allocation would result in such small allocations to a particular investor that it is not cost effective or meaningful. For fixed income investments, allocations are normally in proportion to cash available for investment in a particular opportunity, but an opportunity judged to be more suitable to a particular account than others may be allocated to such account. Over time the Advisor seeks to ensure that no Fund or other account is favored over others.

      To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts. In some cases, a real, potential or apparent conflict may arise where the Advisor may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages.


                   PRINCIPAL SHAREHOLDER AND VOTING RIGHTS

     It is expected that all of the shares of the Trust will be legally owned by various separate accounts of National Life which serve as investment vehicles for National Life's variable life insurance and variable annuity contracts, or by National Life in its general account.

    As the legal owner of the Trust shares, National Life has the right to vote upon any matter that may be voted upon at a shareholders' meeting. However, in accordance with the SEC's view of present applicable law, National Life will vote Trust shares at meetings of the shareholders of the Trust or Fund in accordance with instructions of policyowners. National Life will vote Fund shares held in each account for which policyowners do not send timely instructions in the same proportion as those shares in that account for which instructions are received.

     If there is a shareholder vote, National Life will send policyowners proxy material and a form for giving voting instructions. Policyowners may vote, by proxy or in person, only as to the Funds that correspond to the accounts in which his or her policy values are allocated. The Trust will determine the number of shares held in each account attributable to a policy for which the policyowner may provide voting instructions by dividing the policy's value in that account by the net asset value per share of the corresponding Fund as of the record date for the shareholder meeting. For each share of a Fund for which policyowners have no interest, including any shares held in National Life's general account, National Life will cast votes, for or against any matter, in the same proportion as policyowners provide voting instructions.

     If required by state insurance officials, National Life may disregard voting instructions if they would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Funds, or to approve or disapprove an investment policy or investment adviser of one or more of the Funds. In addition, National Life may disregard voting instructions in favor of certain changes initiated by a policyowner or the Fund's Board of Trustees if its disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund's objectives and purposes, and the effect the change would have on National Life. If National Life disregards voting instructions, it will advise policyowners of that action and National Life's reasons for it in the next report to policyowners.

     None of the Trustees or officers of the Trust own any shares of the Trust, as they are available only to the separate accounts of National Life to serve as investment vehicles for its variable life insurance and variable annuity contracts.

                            THE INVESTMENT ADVISOR

     The Advisor provides general supervision of the Funds' investments as well as certain administrative and related services. The Advisor is a Vermont corporation which is a wholly owned subsidiary of National Life.

     As compensation in full for services rendered under its advisory agreement applicable to the Funds, the Trust will pay to the Advisor a monthly fee determined as follows:

     (1) With respect to the Common Stock, Mid Cap Growth and Small Company
Funds: 0.50% per annum on the first $20 million of average daily net assets of each such Fund; 0.40% per annum on the next $20 million of such assets of each such Fund; and 0.30% per annum on such assets of each such Fund in excess of $40 million.

     (2) With respect to the Growth Index Fund: 0.30% per annum on the average daily net assets of the Fund.

     (3) With respect to the Balanced Fund: 0.55% per annum on the average daily net assets of the Fund.

     (4) With respect to the Bond Fund: 0.40% per annum on the average daily net assets of the Fund.
     (5) With respect to the Money Market Fund: 0.25% per annum on the average daily net assets of the Fund.

     During the fiscal years ended December 31, 2004, 2003 and 2002, the Advisor was entitled to receive from the Trust management fees totaling $812,267, $559,599 and $446,641, respectively, before the expense reimbursements described below.

     The Advisor has voluntarily agreed for a period at least until December 31, 2005, to waive the following Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios to the amounts shown below:

       Common Stock Fund.........................0.66%
       Mid Cap Growth Fund.......................0.82%
       Small Company Fund........................0.74%
       Growth Index Fund.........................0.60%
       Balanced Fund.............................0.79%
       Bond Fund.................................0.67%
       Money Market Fund.........................0.40%

      These arrangements may be changed or terminated at any time after December 31, 2005. Except for the Balanced and Bond Fund, for which the above caps refer to expense ratios before expense offsets, the Funds' expense caps are applied after expense offsets, which may have the effect that reported expense ratios, which are before expense offsets, are slightly higher than the caps shown above.

      During the fiscal years ended December 31, 2004, 2003 and 2002 the total of waivers and reimbursements from the Advisor to the Trust was $123,511, $190,109 and $224,598, respectively.

      The Trust's advisory agreement pertaining to the Funds other than the Balanced and Bond Funds, which was initially approved by the Trust's sole shareholder on November 15, 2000, and by the Trust's Board of Trustees on July 27, 2000, and the Trust's advisory agreement for the Balanced and Bond Funds, which was initially approved by the Trust's Board of Trustees on November 8, 2002 and by the shareholders on January 23, 2004, must each be approved annually by vote of the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the applicable Fund, but in either event it must also be approved by a vote of a majority of the Trustees who are not parties to the contract, or "interested persons", as defined in the Investment Company Act of 1940, of any such party cast in person at a meeting called for the purpose of voting on such approval. With respect to the submission of the Trust's advisory agreements for approval by the shareholders, such matters shall be deemed to be acted upon effectively with respect to any Fund if a majority of the outstanding voting securities of such Fund vote for approval of such matter, notwithstanding (A) that such matter has not been approved by a majority of the outstanding voting securities of any other class affected by such matter, and (B) that such matter has not been approved by a vote of a majority of the outstanding voting securities of the Fund.


     Each advisory agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board, or, with respect to a particular Fund, by a majority of the Fund's outstanding voting securities, on not more than 60 days' written notice to the Advisor and by the Advisor on 60 days' written notice to the Fund.


      At a meeting of the Board of Trustees held on November 11, 2004, the Board approved the continuation of the advisory agreements for an additional year. In connection with its deliberations, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to the Funds by the Advisor under the advisory agreement, as well as other services provided by the Advisor and its affiliates under other agreements, and the personnel who provide these services. In addition to investment advisory services, the Advisor and its affiliates provide administrative services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds. The Board also considered the Advisor's costs of providing services, and the direct and indirect benefits to the Advisor from its relationship with the Funds. The benefits considered by the Board included not only the Advisor's compensation for investment advisory services and the Advisor's profitability under the advisory agreement, but also compensation paid to the Advisor or its affiliates for other, non-advisory, services provided to the Trust. The Board also considered the Advisor's access to research services from brokers to which the Advisor may have allocated Fund brokerage in a "soft dollar" arrangement. In connection with its consideration of the advisory agreements, the Board also compared the Funds' advisory fee rates, expense ratios and historical performance to those of comparable funds. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in any economies of scale that the Advisor may experience as a result of growth in the Funds' assets. The Board also reviewed materials supplied by counsel to the Funds that were prepared for use by the Board in fulfilling its duties under the Investment Company Act of 1940.

      Based on the information reviewed and discussions among the Trustees, the Board concluded that it was satisfied with the nature and quality of the services provided by the Funds' Advisor, as well as that the advisory fee rates were reasonable in relation to such services.

                            PROXY VOTING PROCEDURES


      The Trust has adopted Proxy Voting Procedures pursuant to which the Board of Trustees delegates the responsibility for voting proxies relating to portfolio securities held by the Funds to the Advisor as part of its general management of the applicable Fund, subject to the Board's continuing oversight. The proxy voting procedures of the Advisor are included in Appendix B to this Statement of Additional Information. For each Fund that makes any investments in voting securities, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-7003, at http://www.nationallife.com under the "Quick Picks" menu, or at the SEC's website at http://www.sec.gov.

                     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

      Pursuant to policies and procedures adopted by the Trust and the Advisor, the Trust and the Advisor may, under certain circumstances, make selective disclosure with respect to a Fund's portfolio holdings. The Board of Trustees of Sentinel Variable Products Trust has approved the policies and procedures adopted by the Trust and has delegated to the Advisor the responsibility for ongoing monitoring and supervision to ensure compliance. The Trust's Chief Compliance Officer has undertaken to report any violations of these policies and procedures to the Board.

      The Trust's policy with respect to disclosure of portfolio information is that such disclosure shall be limited to:

      (i) information contained in the Trust's Annual and Semi-Annual Reports to Policyholders;

      (ii) information contained in the Funds' Form N-Q filed with the SEC, which is filed with the SEC within 60 days of quarter-end;

      (iii) information with respect to portfolio holdings of the Funds provided to recognized mutual fund information services, such as Lipper Inc. and Morningstar, Inc., such information to be provided as of the last business day of a month and only if either (a) such information is disclosed to such services at least 30 days later than the date of such information, or (b) such services agree not to disclose or trade on such information before it is publicly disclosed;

      (iv) information with respect to portfolio holdings of the Funds provided to persons who request it, including consultants and investors, such information to be provided (a) as of the last business day of a month and (b) at least 30 days later than the date of such information.

      (v) information provided on the Funds' website or marketing materials or otherwise made generally available to anyone who requests it, in all such cases such information to be only as of the last business day of a month and only at least 30 days later than the date of such information.

      Portfolio information provided under (iii), (iv) or (v) above shall be released only by a limited group of individuals specifically designated by the Funds' Chief Executive Officer or the President of the Funds' distributor. Each individual shall be trained in these limitations on the release of portfolio information, and that a copy of each such release must be sent to the Chief Compliance Officer. A copy of all information so released, and the name of the parties to whom any information was released, shall be sent to the Trust's Chief Compliance Officer. Neither the Fund, the Advisor nor its affiliates receive compensation or other consideration with respect to the release of such information.

      The policy does not apply to the disclosure of information to: the Trustees of Trust, or their counsel; persons who owe a fiduciary or other duty of trust or confidence to the Trust, such as the Trust's counsel and independent accountants; providers of transfer agency, fund accounting and financial administration services; the Funds' custodian; or executing brokers in connection with the sale of portfolio holdings.

      The Trust has adopted policies and procedures, including a Code of Ethics and various policies regarding securities trading, to address potential conflicts of interest that may arise in connection with disclosure of portfolio information.

      The Trust has entered into ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

         Trust's Board of Trustees

         Trust's Independent Registered Public Accounting Firm

         Trust's custodian

         Sentinel Administrative Service Company ("Sentinel Service"), provider of certain transfer agency, fund accounting and financial administration services

         Mutual fund information services - Morningstar, Inc. and Lipper Inc.

      Selective disclosure of portfolio information is made to the Trust's Board of Trustees, independent registered public accounting firm, Sentinel Service and custodian as frequently as necessary to enable such persons or entities to provide services to the Funds. Disclosure is made to Morningstar, Inc. and Lipper Inc. on a monthly basis.

The Trust and the Advisor monitor, to the extent possible, the use of portfolio information by the individuals or firms to which it has been disclosed. There can be no assurance, however, that the

Trust's policies and procedures with respect to the selective disclosure of Fund portfolio information will prevent all misuse of such information by individuals or firms that receive such information.


                             PRINCIPAL UNDERWRITER


     ESI acts as the principal underwriter of shares of the Funds. Its principal business address is National Life Drive, Montpelier, Vermont 05604. ESI receives no compensation from the Trust for acting as principal underwriter. Under the Participation Agreement, ESI shall use its best efforts to continuously offer the Funds' shares to separate accounts of National Life Insurance Company. This contract may be terminated by either party thereto on 60 days' written notice, without penalty, and it terminates automatically in the event of its assignment. The Participation Agreement of the Trust must be approved annually in one of the same ways as described above for the advisory agreement.


                          THE FUND SERVICES AGREEMENT


     Sentinel Service, in accordance with its Fund Services Agreement with the Trust, provides the Funds with certain transfer agency, fund accounting and financial administration services.

     For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totaling $20,000 per year for transfer agency services, and a fee of 0.10% of average daily net assets of the Funds for fund accounting and financial administration services. The fixed fee is subject to increase under inflation clauses, to the extent approved by the Board of Trustees. Fees are payable monthly in arrears. During the fiscal years ended December 31, 2004, 2003, 2002 and 2001, the Trust paid Sentinel Service a total of $215,850, $155,186, and $129,170, respectively, for transfer agency and fund accounting and financial administration services.

     Sentinel Service is a Vermont general partnership which is an approximately 96% owned subsidiary of National Life.


     The Trust's Fund Services Agreement was approved by the Trust's sole shareholder on November 15, 2000. The Agreement was approved by the Trust's Board of Trustees on July 27, 2000. Each agreement must be approved annually by vote of the Board or by the vote of a majority of the outstanding voting securities of each Fund, but in either event it must also be approved by a vote of a majority of the Trustees who are not parties to the contract, or interested persons, as defined in the Investment Company Act of 1940, of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Fund Services Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Board or, as to a particular Fund, by a majority of the applicable Fund's outstanding voting securities on not more than 60 days' written notice to Sentinel Service and by Sentinel Service on 60 days' notice to the Fund.

                            PORTFOLIO TRANSACTIONS
                           AND BROKERAGE COMMISSIONS

      The Funds' policy, in the case of listed securities, is to place its orders with firms that are members of a stock exchange on which such securities are listed or traded and in the case of securities traded in the over-the-counter market to deal directly with dealers who are primary market makers in such securities, without the use of a broker unless the Funds can obtain better price or execution through the use of a broker. Purchases are generally made for investment and not for trading purposes. Subject to the direction and control of the Board of Trustees and in accordance with its advisory agreement, the Advisor supervises the investments of the Funds and, as an essential feature thereof, places orders for the purchase and sale of portfolio securities and supervises their execution, including negotiating the amount of the commission rate paid, in each case at prices it believes to be the best then available, taking into consideration such factors as price, commission, size of order, difficulty of execution and skill required of the executing broker-dealer as well as the extent to which a broker capable of satisfactory execution may provide research information and statistical and other services to the Advisor.

      In making such purchases and sales, the brokerage commissions are paid by the Funds. The Funds may also buy or sell securities from, or to, dealers acting as principals.

     Section 28(e) of the 1934 Act, which was enacted by Congress in connection with the elimination of fixed commission rates on May 1, 1975, provides that, except as agreements such as investment advisory contracts otherwise provide, money managers such as the Advisor will not be deemed to have acted unlawfully or to have breached a fiduciary duty if, subject to certain conditions, a broker-dealer is paid in return for brokerage and research services an amount of commission for effecting transactions for accounts, such as the Funds, in excess of the amount of commission another broker-dealer would charge for effecting the transaction. In order to cause the Funds to pay such greater commissions, the Advisor has to determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds and to its other clients.

     Brokerage and research services, as provided in Section 28(e) of the 1934 Act, include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

     Although research and market and statistical information from brokers and dealers can be useful to the Funds, and to the Advisor, it is the opinion of the management of the Funds that such information is only supplementary to the Advisor's own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff.

     The Advisor obtains several research services specifically in exchange for commissions paid by the Funds and its other clients. These services primarily consist of electronic research services from Bloomberg, ILX, Factset, and First Call. The Trust also obtains Lipper Directors' Analytical Data from Lipper Analytical Distributors, Inc., in exchange for Fund brokerage commissions. This service is available only for brokerage commissions.

     The research services provided by brokers through which the Funds effect securities transactions may be used by the Advisor or its affiliates in managing their other client accounts, as well as the Funds. However, the Advisor and its affiliates use the commissions paid by most of their other client accounts to obtain research services as well, and this research is also useful in managing the Funds' accounts, as well those of other clients.

     Except for implementing the policies stated above, there is no commitment to place portfolio transactions with brokers or dealers who provide investment research. The Advisor has advised the Funds that it is not feasible to assign any precise value to services provided by such brokers and dealers to it, nor does the use of such services reduce its expense by any measurable or significant amount. Such commissions were allocated on the basis of research and statistical or other services provided by the dealer.


     For the fiscal periods ended December 31, 2004, 2003, and 2002, brokerage commissions paid by each Fund were as follows:

                                  Fiscal Year                Fiscal Year                 Fiscal Year
                                      Ended                     Ended                        Ended
Fund                               12/31/2004                 12/31/2003                  12/31/2002
--------------------------------------------------------------------------------------------------------------
Common Stock                        $81,673                   $122,220                     $ 72,183
Mid Cap Growth                       84,105                    67,178                        161,825
Small Company                        81,897                    68,269                         78,505
Growth Index                         1,940                      3,396                           2,488
Balanced                             20,263                    20,812                         NA
Bond                                   NA                        NA                           NA
Money Market                           NA                        NA                           NA
     Total                          $269,877                  $281,875                     $315,001

     Of the total commissions paid by the Funds in 2004, 66% was allocated to brokers or dealers whose furnishing of research information was a factor in their selection.



                              PORTFOLIO TURNOVER

     Purchases for the Small Company, Common Stock and Growth Index Funds are made for long-term investment, and not for short-term trading profits. However, during rapidly changing conditions, there necessarily may be more portfolio changes than in a more stable period and these may result in capital gains or losses.

     The Mid Cap Growth Fund anticipates that it may have a higher level of portfolio turnover. This Fund may engage in relatively short-term trading in some stocks. This activity may create higher transaction costs due to commissions and other expenses.


     For the fiscal periods ended December 31, 2004, 2003, and 2002, the Funds had the following turnover rates (one month 2000 turnover rates are not annualized):

                                  Fiscal Year                Fiscal Year                 Fiscal Year
                                      Ended                     Ended                        Ended
Fund                               12/31/2004                 12/31/2003                  12/31/2002
--------------------------------------------------------------------------------------------------------------
Common Stock                          51%                        77%                         50%
Mid Cap Growth                        109%                      120%                         246%
Small Company                         52%                        55%                         57%
Growth Index                          41%                        60%                         28%
Balanced                              230%                      85%++                         NA
Bond                                  383%                     162%++                         NA
Money Market                           NA                        NA                           NA

++Not annualized


                                CAPITALIZATION

     The Trust's shares of beneficial interest are fully paid and non-assessable. Each share of the Trust is entitled to one vote per dollar of net asset value per share, on matters on which all Funds of the Trust vote as a single class.

     The proceeds from the sale of shares of each Fund of the Trust and all income, earnings and profits therefrom irrevocably appertain to that Fund. Each such Fund records all liabilities (including accrued expenses) in respect of such Fund, as well as a share of such liabilities (including general liabilities of the Trust) in respect to two or more Funds, in proportion to their average net assets. If any reasonable doubt exists as to the Fund to which any asset or liability appertains, the Board may resolve such doubt by resolution.

     In the case of dissolution or liquidation of the Trust, the shareholders of each Fund of the Trust are entitled to receive ratably per share the net assets of such Fund, with any general assets of the Trust distributed ratably per share, regardless of the Fund.

     Voting rights are non-cumulative, meaning that the holders of more than 50% of the net asset value of the shares voting for the election of trustees can elect 100% of the trustees being voted upon if they choose to do so, and, in such event the holders of the remaining minority of the shares voting for the election of trustees will not be able to elect any person or persons to the Board.


                  PURCHASE AND REDEMPTION OF SHARES

      Shares of the Funds are not available directly to the public. Currently, shares of the Funds are sold, without sales charge, at each Fund's net asset value per share, only to variable life insurance and variable annuity separate accounts of National Life Insurance Company. In the future, the Trust may offer shares of one or more of the Funds (including new Funds that might be added to the Trust) to other separate accounts of National Life, to support variable life insurance policies or variable annuity contracts, or shares may be sold to other insurance company separate accounts to fund variable life insurance policies and variable annuity contracts. The price per share is based on the next daily calculation of net asset value after an order is placed.

      Shares of the Funds are sold in a continuous offering and are authorized to be offered to National Life Insurance Company separate accounts to support variable life insurance contracts and variable annuity contracts. Net premiums or net purchase payments under such contracts are placed in one or more subaccounts of a separate account and the assets of each such separate account are invested in the shares of the Fund corresponding to that subaccount. A separate account purchases and redeems shares of the Funds for its subaccounts at net asset value without sales or redemption charges.

      On each day that a Fund's net asset value is calculated, a separate account transmits to the Fund any orders to purchase or redeem shares based on the premiums, purchase payments, redemption (surrender) requests, and transfer requests from contract owners or payees that have been processed on that day. A separate account purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of the same day, although such purchases and redemptions may be executed the next morning.

                       DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each Fund is computed by dividing the total value of the assets of that Fund, less its liabilities, by the total number of such Fund's outstanding shares. Equity securities which are traded on a national securities exchange are valued at the last reported sale price each business day at the regular close of trading, currently 4:00 p.m. Eastern time. Equity securities for which there were no sales or insufficient sales during the day are valued at the mean between the latest available bid and asked prices. If events that are expected to materially affect the value of securities traded in other markets occur between the close of those markets and the Funds' determination of net asset value, the Funds' Board may value those securities at their fair value. The Board has delegated this responsibility to Sentinel Service, subject to its review and supervision. Net asset value is calculated once each business day, at 4:00 p.m. Eastern time, and becomes effective immediately upon its determination. Orders to purchase shares of the Funds received by the Trust prior to 10:00 a.m. Eastern time will be confirmed on the basis of the closing price on the preceding day, provided they represent instructions provided by policyholders of variable life insurance or annuity policies for which the

Trust serves as an investment vehicle received before 4:00 p.m. Eastern time on the preceding day, or effect transactions with respect to such policies as of such preceding day. "Business day" means a day on which the New York Stock Exchange is open. The New York Stock Exchange is not open on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The Money Market Fund values its portfolio securities based on their amortized cost in accordance with SEC regulations. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During such periods the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar investment company which uses mark-to-market value for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company which utilizes mark-to-market values and existing investors would receive less
(more) investment income. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00.

     In accordance with the SEC rule permitting the use of the amortized cost method of valuation, the Money Market Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and must purchase instruments having remaining maturities of 397 days (13 months) or less. In addition, the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. The Board will review periodically the Money Market Fund's portfolio holdings to determine whether a deviation exists between the net asset value calculated using market quotations and that calculated on an amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to existing shareholders, the Money Market Fund will take such corrective action as it regards as necessary and appropriate, including (i) the reduction of the number of outstanding shares of the Money Market Fund by having each shareholder proportionately contribute shares to the Money Market Fund's capital, (ii) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, (iii) the withholding of dividends or (iv) the establishment of a net asset value per share by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Money Market Fund's capital the number of shares which represent the difference between the amortized cost valuation and the market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in the Money Market Fund.

      Since the net income of the Money Market Fund is determined and declared as a dividend immediately prior to each time the asset value of the Money Market Fund is determined, the net asset value per share of the Money Market Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Money Market Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Money Market Fund in that shareholder's account and any decrease in the value of a shareholder's investment may be reflected by a reduction in the number of shares in the account.


                                     TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is required to distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions). To qualify for treatment as a regulated investment company, a Fund must meet certain income source, asset diversification and income distribution requirements. If each Fund qualifies as a "regulated investment company" and complies with the relevant provisions of the Code, each Fund will be relieved of federal income tax on the part of its net ordinary income and realized net capital gain which it distributes to the separate accounts. If a Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains. Furthermore, distributions to its shareholders will constitute ordinary dividend income to the extent of such Fund's available earnings and profits, and policyholders could be subject to current tax on distributions received with respect to Fund shares.

      Each Fund supports variable life insurance and variable annuity contracts and therefore must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations hereunder. These requirements place certain limitations on the proportion of each Fund's assets that may be represented by any single investment (which includes all securities of the issuer) and are in addition to the diversification requirements applicable to such Fund's status as a regulated investment company. For these purposes, each U.S. Government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities, and political subdivisions are all considered the same issuer.

      Generally, a regulated investment company must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% federal excise tax. However, the excise tax does not apply to a Fund whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. The Funds intend to qualify for this exemption or to make distributions in accordance with the calendar year distribution requirements and therefore do not expect to be subject to this excise tax.

      FOREIGN TAXES. Investment income received from sources within foreign countries may be subject to foreign income taxes. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 30% or more. The United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax (generally 10-15%) or to certain exemptions from tax. Each Fund will operate so as to qualify for such reduced tax rates or tax exemptions whenever possible. While policyholders will bear the cost of any foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for taxes paid by the Fund.

      The Funds that may invest in foreign securities, may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of the its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Fund investing in securities of PFICs may be subject to U.S. federal income taxes and interest charges, which would reduce the investment return of a Fund making such investments. The owners of variable annuities and life insurance products investing in such Fund would effectively bear the cost of these taxes and interest charges. In certain cases, a Fund may be eligible to make certain elections with respect to securities of PFICs that could reduce taxes and interest charges payable by the Fund. However, no assurance can be given that such elections can or will be made.

     The discussions of "Dividends, Distributions, and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service. For further information, consult the prospectuses and/or statements of additional information for the respective policies and contracts, as well as your own tax advisor.

                      TOTAL RETURN AND YIELD INFORMATION

      Each of the Funds (except the Money Market Fund) from time to time may include its average annual total return in advertisements or information furnished to present or prospective shareholders.


     The Trust will compute these total returns by assuming a hypothetical initial payment of $1,000. It will then be assumed that all of the dividends and distributions by each of the Funds over the relevant time period are reinvested. It will then assume that at the end of the one-, five- or ten-year period, after taking into account all applicable recurring and nonrecurring expenses, the entire amount is redeemed. The average annual total return then will be calculated by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return). For the fiscal year ended December 31, 2004, and for the period since inception of the Funds to December 31, 2004, average annual total returns are as follows:

------------------------------------------------------------------------------
                                              Past       Since Inception, on
For the periods ended December 31, 2004     One Year      November 30, 2000
------------------------------------------------------------------------------
Common Stock Fund                            9.65%              3.47%
------------------------------------------------------------------------------
Mid Cap Growth Fund                          12.33%            -1.79%
------------------------------------------------------------------------------
Small Company Fund                           15.91%            11.75%
------------------------------------------------------------------------------
Growth Index Fund                            5.35%             -4.95%
------------------------------------------------------------------------------



------------------------------------------------------------------------------
                                              Past       Since Inception, on
For the periods ended December 31, 2004     One Year       August 1, 2003
------------------------------------------------------------------------------
Bond Fund                                    4.75%              7.22%
------------------------------------------------------------------------------
Balanced Fund                                7.44%             16.14%
------------------------------------------------------------------------------


     These average annual total returns will not include fees and charges that apply to National Life separate accounts which purchase shares of the Funds as investment vehicles for variable life insurance policies and variable annuity contracts issued by National Life. These fees and charges will reduce the returns realized by variable life insurance policyowners and variable annuity contract owners. For information on the fees and charges incurred by the separate accounts, please refer to the prospectus for the applicable variable life insurance policy or variable annuity contract.

     Each Fund's average annual total return will vary depending upon market conditions, the securities comprising such Fund's portfolio, such Fund's operating expenses and the amount of net capital gains or losses realized by such Fund during the period. An investment in any of the Funds will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     On occasion, the Funds may compare their average annual total return figures to mutual fund averages such as those compiled by Lipper Analytical Services, Inc., and to market indices such as the Dow Jones Industrial Average, the S & P 500, the S & P 500/BARRA Growth Index, the S & P 500/BARRA Value Index, the S & P MidCap 400 Index and the Russell 2000(R) Index.

     In the case of the Bond Fund, income is calculated by totalling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

     The Money Market Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. In accordance with regulations adopted by the SEC, the Money Market Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities. The SEC also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result.

     The yield quoted should not be considered a representation of the yield of the Money Market Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Fund and changes in interest rates on such investments, but also on changes in the Money Market Fund's expenses during the period.

     Yield information may be useful in reviewing the performance of the Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Money Market Fund's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.


                              GENERAL INFORMATION

     Copies of the Trust's Declaration of Trust, and various agreements referred to in the Prospectus and this Statement of Additional Information are filed with the registration statement at the SEC, to which reference is made for their full terms. Such documents and other information filed with the SEC may be obtained from the SEC upon payment of the fees prescribed by the Rules of the SEC and are also now available at the SEC's Internet Web site at http://www.sec.gov. All cash and securities of the Funds, except for U.S. Government Securities which are represented only in book entry form at the Federal Reserve Bank, are held by State Street Bank and Trust Company or in a central depository system in the name of State Street Bank & Trust - Kansas City, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 as the Funds' Custodian. State Street is also Dividend Disbursing Agent for the Funds' shares. Sentinel Service is Transfer Agent and Registrar for the Funds' shares. All correspondence regarding the Trust should be mailed to National Life Insurance Company, National Life Drive, Montpelier, Vermont 05604, Attn:
Registered Insurance Contracts.


     The independent registered public accounting firm for the Trust are PricewaterhouseCoopers LLP, located at 300 Madison Avenue, New York, New York 10017. The independent accountants are responsible for auditing the annual financial statements of the Trust.


     Counsel for the Funds is Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019.


                             FINANCIAL STATEMENTS


     Audited financial statements for the Trust at December 31, 2004 and for the fiscal years in the period then ended are incorporated by reference to the Trust's 2004 Report to Policyholders.

                                  Appendix A

                          Description of Bond Ratings


Description of Moody's Investor Service, Inc.'s ("Moody's") Bond Ratings
------------------------------------------------------------------------


There are nine basic rating categories for long-term obligations. They range from Aaa (highest quality) to C (lowest quality). Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The Modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier3 indicates that the issue ranks in the lower end of its generic category. Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct non-callable United States government obligations or non-callable obligations unconditionally guaranteed by the U.S. government are identified with a # (hatchmark) symbol, eg. # Aaa.

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by: (a) earnings of projects under construction, (b)
earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


Description of Standard & Poor's Issue Ratings
----------------------------------------------


A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.



Long-term Issue Credit Ratings
Issue credit ratings are based in varying degrees, on the following considerations:
   1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
   2. Nature of and provisions of the obligation; and
   3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA
An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, And C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C
The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)
The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c
The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p
The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*
Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r
The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.
Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards
Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', 'BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

                          NL Capital Management, Inc.


                           Sentinel Advisors Company


                    Proxy Voting Philosophy and Procedures


                           Revised February 15, 2005

The proxy voting philosophy and procedures outlined below pertain to the mutual fund accounts managed by NL Capital Management, Inc. and its subsidiary, Sentinel Advisors Company (collectively, "the Company"). For externally managed accounts, the subadvisor shall maintain its own proxy voting philosophy and policy.



NL CAPITAL MANAGEMENT AND SENTINEL ADVISORS COMPANY PROXY VOTING PHILOSOPHY
---------------------------------------------------------------------------

In the broadest terms, the Company believes that its primary fiduciary responsibility is to maximize the financial returns of all managed accounts, and votes all proxies with this goal in mind.



Fiduciary Responsibility
------------------------

The Company has the fiduciary responsibility to make all decisions (including those related to proxy issues) according to the best interests of the ultimate beneficiaries of the various accounts under management. While the Company will carefully review each proxy issue and evaluate the statements of competing parties, the determination of the final vote, and/or resolution of any potential conflict of interest, will be based solely on the best interests of the Company's clients.



Using Management Guidance
-------------------------

The Company strives for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations, and that specific conditions at two different companies may at times result in different votes on similar proxy resolutions. Since the quality of management is one of the most important considerations of the Company's portfolio managers and analysts when making investments, considerable weight is given to the recommendations of a company's management and directors with respect to proxy issues. In many cases, unless such recommendations conflict with the interests of NLIC and its policyholders, SGF shareholders, NLCM clients, and NL SAII participants and beneficiaries, votes will be cast in accordance with management recommendations. . Individual issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of shareholders and clients, resolution is always in favor of the latter group.

Policy on Board of Directors
----------------------------

The Company believes that meaningful, independent oversight of corporate managers is a vital role of a company's Board of Directors. To that end, the Company will generally support proposals seeking a majority of independent directors for the board, as well as proposals requiring independent directors for nominating, audit and compensation committees. Votes on director nominees are made on a case-by-case basis examining such factors as board and committee composition, attendance and governance. Votes for director nominees may be withheld in cases with a lack of independence and/or lack of material financial interest in the company.



Policy on Audit Committee
-------------------------

The Company believes that audit committees should be comprised of financially literate, independent directors and shall vote in favor of such proposals. Further, the audit committee should have the exclusive authority to hire independent auditors. The Company will generally withhold votes for audit committee members who approve significant non-audit relationships with outside auditors, as well as vote against ratification of such outside auditor.

Policy on Proxy Contest Defenses/Anti-takeover Measures
-------------------------------------------------------

The Company generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic values. The Company generally supports shareholder resolutions that serve to reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, the Company conducts an independent review of each proposal and votes in the best interests of its clients.

Anti-takeover measures that the Company generally opposes:


o     Classification of the Board of Directors

o     Shareholder rights plans (poison pills)

o     Greenmail

o     Supermajority rules to approve mergers or amend charter or bylaws


o Authority to place stock with disproportionate voting rights or Golden Parachutes

Shareholder resolutions that The Company has generally supported:


o     Rescind or prohibit any of the above-anti-takeover measures

o     Annual voting of directors; repeal classified boards

o     Adoption of confidential voting

o     Adoption of cumulative voting

o     Redeem shareholder rights plans

o Proposals that require shareholder approval of rights plans (poison pills)


Policy on Capital Structure
---------------------------

The Company carefully considers proposals to authorize increased shares, and generally limits authorization to funding needs for the next twelve months or compelling management cases. The Company will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.



Policy on Executive and Director Compensation
---------------------------------------------

The Company believes that stock based compensation plans must be very carefully analyzed to protect the economic interests of shareholders, while providing proper motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. The Company will oppose plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder equity and voting power, to corporate executives and directors. The Company will consider other factors such as other corporate incentives, corporate performance, industry, terms and duration in its decision. Although each plan will be voted on a case-by-case basis, The Company will generally vote against plans which do not meet several criteria. The Company standards for option plan approval include: (1) dilution of less than 2% per annum, (2) strike prices either indexed against a relevant industry or market benchmark, or set at a premium to the current stock price,
(3) strike prices set systematically, (4) options cost expensed, and (5) material revisions to plans voted by shareholders. The Company believes that these criteria will set votes in favor of plans that meet the overriding goal aligning management and shareholder interests, while providing reasonable economic incentives for managers. The Company will generally vote against option repricing, and will vote for proposals requiring shareholder approval to reprice options. The Company may withhold votes for director nominees in the event of option repricing without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee Stock Purchase plans are voted on a case-by-case basis.



Policy on Mergers and Corporate Restructurings
----------------------------------------------


All mergers, acquisitions and restructurings are voted on a case-by-case basis taking into account financial benefits and acquisition price.




Social and Environmental Issues
-------------------------------


In recent years, a number of shareholder resolutions have been placed in corporate proxy statements that would require a company to alter its normal business practices in order to comply with the sponsor's view of corporate responsibility or citizenship. Example of such proposals include requests that a company:

o     allow shareholder control of corporate charitable contributions

o     exit the nuclear power business

o     adopt the MacBride Principles

o     adopt the Valdez Principles

o     stop doing business with the US Department of Defense

o     stop using animals for product testing

o     make donations to a pro-life or pro-choice advocate

o     stop donations to a pro-life or pro-choice advocate

o     move its annual meeting to a town with better public transportation


While The Company's directors, officers, employees and clients may have personal views with respect to each of these and other issues, it is the Company's corporate policy not to favor resolutions that would impose mandatory constraints on a company's perceived ability to compete in the marketplace. In practice, this generally means voting against these shareholder resolutions.



PROXY VOTING PROCEDURES
-----------------------

Proxies for all accounts are forwarded to a single professional designated by the CEO of the Company. A Corporate Governance and Proxy Voting Committee exists to review potential proxy voting policy changes and to decide the outcome of controversial proxy decisions.

o Upon receipt, proxies are verified to insure that the Company or its affiliates own the shares to be voted as of the record date on the proxy statement, and to cross-check that the number of shares/votes indicated on the proxy is correct. This is verified via Investor Responsibility Research Center (IRRC).

o Every effort is made to insure that proxies are forwarded to The Company by IRRC sufficiently in advance of each company's annual meeting to allow ample time to research the issues, vote and return the proxy.

o Once all proxies for an individual issue/company have arrived, the specific issues to be voted are researched. IRRC provides the Company with an analysis of the issues based on our stated proxy voting guidelines. This recommendation is taken into consideration in the analysis of each issue; the Company makes the final voting decisions. When, in the judgment of the "designated professional," the infrequent, controversial item arises on a proxy ballot, s/he will search out the opinions and recommendations of senior management who, acting as a "committee," will determine the ultimate vote.

o Based on this research, the proxies are voted by the designee, who has final discretion on individual issues (except as noted above).

o After the proxies have been voted, each individual proxy vote is recorded in IRRC, and a copy filed. IRRC records: actual vote on each resolution, number of shares voted, whether vote was for or against management's recommendation, and the date the proxy was voted. The copies are filed in the Company's library. This file is maintained electronically and in the investment library for a period of 5 years.

                                    Part C

                               Other Information
                               -----------------



Item 22.    Exhibits
            --------


           (a)(1)   Declaration of Trust of the Registrant.(1)
           (a)(2) Form of Instrument of Establishment, Designation, Preferences, Rights and Limitations of Series of Shares creating Sentinel Variable Products Balanced Fund and Sentinel Variable Products Bond Fund.
           (b)      None.
           (c) Portions of the Declaration of Trust of the Registrant defining the rights of holders of shares of the Registrant.(2)
           (d)(1) Investment Advisory Agreement between the Registrant, on behalf of Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Growth Fund, Sentinel Variable Products Small Company Fund, Sentinel Variable Products Growth Index Fund, Sentinel Variable Products Money Market Fund, and NL Capital Management, Inc., formerly National Life Investment Management Company, Inc. (the "Advisor").(3)
           (d)(2) Investment Advisory Agreement between the Registrant, on behalf of Sentinel Variable Products Balanced Fund and Sentinel Variable Products Bond Fund, and the Advisor.(5)
           (e) Participation Agreement between the Registrant, National Life Insurance Company and Equity Services, Inc. ("ESI").(3)
           (f)      None.
           (g) Custody Contract between the Registrant and State Street Bank and Trust Company.(3)
           (h) Fund Services Agreement between the Registrant and Sentinel Administrative Service Corporation.(3)
           (i)      Opinion and consent of Brown and Wood LLP.(3)

           (j) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant.**
           (k)      (1) Financial Statements included in Part A:
                    - Selected Per Share Data and Ratios for the period November 30, 2000 to December 31, 2000 and for the years ended December 31, 2001, 2002, 2003 and 2004*
                    (2) Financial Statements incorporated by reference in Part
                    B:
                    - Selected Per Share Data and Ratios for the period November 30, 2000 to December 31, 2000 and for the years ended December 31, 2001, 2002, 2003 and 2004*
                    - Statement of Assets and Liabilities at December 31,
                    2004*
                    - Statement of Operations for the year ended December 31, 2004*
                    - Notes to Financial Statements*
                    - Report of Independent Registered Public Accounting Firm*

           (l)      None.
           (m)      Certificate of Sole Shareholder.(3)
           (n)      None.
           (o)      Reserved.
           (p) (1) Code of Ethics of the Trust, as amended through November 9, 2001.(4)
                    (2) Code of Ethics of NL Capital Management, Inc., as amended through February 12, 2002.(4)
                    (3) Code of Ethics of Equity Services, Inc.(3)

------------------------

(1) Filed on April 28, 2000 as an Exhibit to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File 333-35832 (the "Registration Statement")).


(2) Reference is made to Article 1, Article 4 (Sections 4.2, 4.3, 4.8, 4.9.3, 4.9.5, 4.9.5.5, 4.9.5.6), Article 5 (Sections 5.4, 5.6, 5.8, 5.10, 5.10.1,
    5.11, 5.11.1, 5.11.7), Article 8 (Sections 8.1, 8.5, 8.6), Article 9
    (Sections 9.1, 9.2.2), Article 10 (Sections 10.1, 10.1.1, 10.2, 10.5,
    10.5.1, 10.5.2), Article 11(Section 11.3), Article 12.


(3) Filed on October 18, 2000 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.


(4) Incorporated by reference to an exhibit to Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A of Sentinel Group Funds, Inc. (File No. 2-10685) filed on March 29, 2002.


(5) Filed on February 14, 2003 as an Exhibit to Post-Effective Amendment No. 3 to the Registration Statement.




* Incorporated by reference to the Registrant's 2004 annual Report to Policyholders to be filed with the Securities and Exchange Commission for the fiscal year ended December 31, 2004 pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended ("1940 Act").


**  To be filed by amendment





Item 23.    Persons Controlled by or under Common Control with the Registrant
            -----------------------------------------------------------------


            None.



Item 24.    Indemnification
            ---------------


            Article 10.5 of the Registrant's Declaration of Trust, incorporated by reference to Exhibit (a) hereto, provides for the indemnification of the Registrant's trustees and officers.

            In no event will the Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her bad faith, willful misfeasance, or reckless disregard of the duties involved in the conduct of his or her office. The Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act"), and Release No. 11330 under the 1940 Act in connection with any indemnification.


            The Registrant also has agreed pursuant to indemnification agreements (each an "Indemnification Agreement") to indemnify, and advance expenses to, each "Disinterested Trustee" (as defined in each Indemnification Agreement), if he is or is threatened to be made a party to a Proceeding (as defined in each Indemnification Agreement). In accordance with the terms of each Indemnification Agreement, the Registrant shall indemnify any applicable Disinterested Trustees for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the applicable trustee or on his behalf in connection with a Proceeding, to the maximum extent permitted by Delaware law and to the extent not expressly prohibited by applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act, and regulations or rules issued with respect thereto by the U.S. Securities Exchange Commission), in effect as of the date of the applicable Indemnification Agreement or at the time of the request for indemnification, whichever affords greater rights of indemnification to the indemnitee, including any additional indemnification permitted by Section 3817 of the Delaware Statutory Trust Act. The Registrant also shall indemnify a Disinterested Trustee for and against all expenses actually and reasonably incurred by such Disinterested Trustee or on his behalf in connection with any Proceeding to which the indemnitee is or is threatened to be made a witness but not a party, within fifteen
            (15) days after receipt by the Registrant of each statement of expenses from the indemnitee. Under the Indemnification Agreement, the Registrant shall not be liable for indemnification in connection with: (i) any monetary settlement by or judgment against a Disinterested Trustee for insider trading or disgorgement of profits by such Disinterested Trustee pursuant to
            Section 16(b) of the Securities Exchange Act of 1934; or (ii) any liability to the Registrant or its shareholders with respect to a Proceeding (other than a Proceeding under Section 7(a) of the Indemnification Agreement), to which such Disinterested Trustee otherwise would be subject by reason of such Disinterested Trustee having engaged in certain Disabling Conduct (as defined in the Indemnification Agreement).


            Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                  Trustees and officers of the Registrant are also covered by directors and officers liability insurance policies that became effective as to it on March 14, 2000, with a total coverage of $30,000,000.


Item 25.    Business and Other Connections of the Investment Adviser
            --------------------------------------------------------


            Information on the Advisor is incorporated by reference to the Prospectus included in this Registration Statement. The Advisor also provides investment management services with respect to the general accounts of National Life Insurance Company and its wholly owned subsidiary, Life Insurance Company of the Southwest, and other National Life affiliates.

            Officers of the Advisor
            -----------------------


            Christian W. Thwaites, President & Chief Executive Officer (1)(2) Thomas H. Brownell, Senior Vice President (1)(2)
            David M. Brownlee, Senior Vice President (1)
            Erick R. Grinde, Senior Vice President
            Robert L. Lee, Senior Vice President (1)
            Daniel J. Manion, Senior Vice President (1)
            Gerald C. Milkowski, Senior Vice President
            Charles C. Schwartz, Senior Vice President (1)
            Bruce R. Bottamini, Vice President (1)
            Allan R. Bradley, Vice President
            Joseph A. Feeney, Vice President & Head Equity Trader (1)
            Daniel E. Gass, Vice President (1)
            Kenneth J. Hart, Vice President (1)
            Carole M. Hersam, Vice President
            R. Scott Higgins, Vice President
            Dean R. Howe, Vice President (1)
            Peter W. Lert, Vice President (1)
            Betsy G. Pecor, Vice President (1)
            Steven G. Wood, Vice President
            Karissa A. McDonough, Assistant Vice President (1)
            Cleopatra Murphy, Assistant Vice President (1)
            D. Russell Morgan, Chief Compliance Officer (1)(2)
            James K. McQueston, Secretary (2)



            The principal business address of each such person is National Life Drive, Montpelier, Vermont 05604.

            ------------------------
            (1) Also an officer or employee of Sentinel Advisors Company, an affiliated investment advisor which provides investment management services to the Sentinel Funds, a family of mutual funds offered to the public.

            (2) Also an officer or employee of National Life Insurance
            Company.


Item 26.    Principal Underwriters
            ----------------------


      (a) The Registrant's principal underwriter, ESI, also serves as principal underwriter for National Life's various variable life insurance and variable annuity contracts.

(b) As to each officer of ESI:



                                                                                             Positions and
             Name and Principal                      Positions and Offices                   Offices with
              Business Address                               with ESI                       the Registrant
-------------------------------------------     -------------------------------      ----------------------------
             Kenneth R. Ehinger                        President & Chief                         None
                                                        Executive Officer



                                                        3

             John M. Grab, Jr.                      Senior Vice President &                      None
                                                     Chief Financial Officer

             Sharon E. Bernard                      Treasurer & Controller                       None

             James K. McQueston                            Secretary                             None


      The principal business address of all such persons is National Life Drive, Montpelier, Vermont 05604.

      (c) Not applicable.



Item 27.    Location of Accounts and Records
            --------------------------------


            The following maintain physical possession of each account book or other documents required by Section 31(a) of the 1940 Act and the Rules promulgated thereunder:

      (a)   Sentinel Administrative Service Corporation
            National Life Drive
            Montpelier, Vermont 05604
            Rule 31a-1(a)
            Rule 31a-1(b)(1)(2)(3)(4)(5)(6)(7)(8)
            Rule 31a-2(a)(b)(c)(f)

      (b)   NL Capital Management, Inc.
            National Life Drive
            Montpelier, Vermont 05604
            Rule 31a-1(a)(9)(10)(11)
            Rule 31a-1(d)(f)
            Rule 31a-2(a)(c)(f)

      (c)   Equity Services, Inc.
            National Life Drive
            Montpelier, Vermont  05604
            Rule 31a-1(d)
            Rule 31a-2(c)



Item 28.    Management Services
            -------------------


            Not applicable.



Item 29.    Undertakings
            ------------


            Not applicable.

                                     SIGNATURES



      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier and State of Vermont, on the 28th day of February, 2005.


                                    SENTINEL VARIABLE PRODUCTS TRUST
                                          (Registrant)


                                    By:/s/ Thomas H. MacLeay
                                      ----------------------------------------
                                    Chairman & Chief Executive
                                    Officer


      As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities on the dates indicated.



Signature                                      Title                                 Date
   /s/ Thomas H. MacLeay                       Chairman, (Chief
   -------------------------------             Executive Officer) and
       Thomas H. MacLeay                       Trustee                               March 1, 2005



   William D. McMeekin*
   -------------------------------
   William D. McMeekin                         Trustee


   William G. Ricker*
   -----------------------------
   William G. Ricker                           Trustee

                                               Vice President and
 /s/ Thomas P. Malone                          Treasurer (Chief                      March 1, 2005
     -------------------------                 Accounting Officer)
   Thomas P. Malone


 /s/ John M. Grab, Jr.                         Vice President (Chief                 March 1, 2005
     -----------------------                   Financial Officer)
   John M. Grab, Jr.


*By  /s/ D. Russell Morgan                                                           March 1, 2005
     ---------------------
         D. Russell Morgan
         Attorney-in-Fact

                                 EXHIBIT INDEX


(j) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant.













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